united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)
Eventide Balanced Fund

Class A (ETAMX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$381,224,217
Number of Portfolio Holdings	160
Portfolio Turnover	26%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.9%
Arthur J Gallagher & Company	2.3%
nVent Electric PLC	1.8%
Williams Companies, Inc. (The)	1.7%
Iron Mountain, Inc.	1.7%
Targa Resources Corporation	1.7%
Entergy Corporation	1.6%
Roper Technologies, Inc.	1.6%
Houlihan Lokey, Inc.	1.4%
Pentair PLC	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.8%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.7%
Corporate Bonds	20.4%
Money Market Funds	0.0%
Municipal Bonds	3.8%
U.S. Government & Agencies	20.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETAMX

TSR-SAR 123124-ETAMX

Eventide Balanced Fund

Class C (ETCMX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.82%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$381,224,217
Number of Portfolio Holdings	160
Portfolio Turnover	26%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.9%
Arthur J Gallagher & Company	2.3%
nVent Electric PLC	1.8%
Williams Companies, Inc. (The)	1.7%
Iron Mountain, Inc.	1.7%
Targa Resources Corporation	1.7%
Entergy Corporation	1.6%
Roper Technologies, Inc.	1.6%
Houlihan Lokey, Inc.	1.4%
Pentair PLC	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.8%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.7%
Corporate Bonds	20.4%
Money Market Funds	0.0%
Municipal Bonds	3.8%
U.S. Government & Agencies	20.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETCMX

TSR-SAR 123124-ETCMX

Eventide Balanced Fund

Class I (ETIMX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.82%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$381,224,217
Number of Portfolio Holdings	160
Portfolio Turnover	26%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.9%
Arthur J Gallagher & Company	2.3%
nVent Electric PLC	1.8%
Williams Companies, Inc. (The)	1.7%
Iron Mountain, Inc.	1.7%
Targa Resources Corporation	1.7%
Entergy Corporation	1.6%
Roper Technologies, Inc.	1.6%
Houlihan Lokey, Inc.	1.4%
Pentair PLC	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.8%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.7%
Corporate Bonds	20.4%
Money Market Funds	0.0%
Municipal Bonds	3.8%
U.S. Government & Agencies	20.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETIMX

TSR-SAR 123124-ETIMX

Eventide Balanced Fund

Class N (ETNMX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$52	1.02%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$381,224,217
Number of Portfolio Holdings	160
Portfolio Turnover	26%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	2.9%
Arthur J Gallagher & Company	2.3%
nVent Electric PLC	1.8%
Williams Companies, Inc. (The)	1.7%
Iron Mountain, Inc.	1.7%
Targa Resources Corporation	1.7%
Entergy Corporation	1.6%
Roper Technologies, Inc.	1.6%
Houlihan Lokey, Inc.	1.4%
Pentair PLC	1.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.8%
Collateralized Mortgage Obligations	0.5%
Common Stocks	53.7%
Corporate Bonds	20.4%
Money Market Funds	0.0%
Municipal Bonds	3.8%
U.S. Government & Agencies	20.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETNMX

TSR-SAR 123124-ETNMX

Eventide Core Bond Fund

Class A (ETARX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$151,043,279
Number of Portfolio Holdings	98
Portfolio Turnover	7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Fannie Mae Pool, 4.500%, due 11/1/52	1.7%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.7%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Waste Management, Inc., 4.950%, due 07/3/31	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.9%
Corporate Bonds	46.5%
Municipal Bonds	7.8%
U.S. Government & Agencies	43.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETARX

TSR-SAR 123124-ETARX

Eventide Core Bond Fund

Class C (ETCRX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.58%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$151,043,279
Number of Portfolio Holdings	98
Portfolio Turnover	7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Fannie Mae Pool, 4.500%, due 11/1/52	1.7%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.7%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Waste Management, Inc., 4.950%, due 07/3/31	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.9%
Corporate Bonds	46.5%
Municipal Bonds	7.8%
U.S. Government & Agencies	43.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETCRX

TSR-SAR 123124-ETCRX

Eventide Core Bond Fund

Class I (ETIRX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.58%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$151,043,279
Number of Portfolio Holdings	98
Portfolio Turnover	7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Fannie Mae Pool, 4.500%, due 11/1/52	1.7%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.7%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Waste Management, Inc., 4.950%, due 07/3/31	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.9%
Corporate Bonds	46.5%
Municipal Bonds	7.8%
U.S. Government & Agencies	43.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETIRX

TSR-SAR 123124-ETIRX

Eventide Core Bond Fund

Class N (ETNRX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$40	0.78%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$151,043,279
Number of Portfolio Holdings	98
Portfolio Turnover	7%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	1.9%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Fannie Mae Pool, 4.500%, due 11/1/52	1.7%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.7%
Federal Home Loan Mortgage Corporation, 6.250%, due 07/15/32	1.7%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.6%
Waste Management, Inc., 4.950%, due 07/3/31	1.6%
Freddie Mac Pool, 5.000%, due 01/1/53	1.6%
Federal Farm Credit Banks Funding Corporation, 4.125%, due 08/1/29	1.5%
Freddie Mac Pool, 4.500%, due 08/1/52	1.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	1.9%
Corporate Bonds	46.5%
Municipal Bonds	7.8%
U.S. Government & Agencies	43.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETNRX

TSR-SAR 123124-ETNRX

Eventide Dividend Growth Fund

Class A (ETADX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.17%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,050,080,851
Number of Portfolio Holdings	58
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.0%
Arthur J Gallagher & Company	4.1%
nVent Electric PLC	3.3%
Entergy Corporation	3.0%
Targa Resources Corporation	3.0%
Williams Companies, Inc. (The)	3.0%
Iron Mountain, Inc.	3.0%
Roper Technologies, Inc.	2.9%
STERIS plc	2.6%
Sherwin-Williams Company (The)	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETADX

TSR-SAR 123124-ETADX

Eventide Dividend Growth Fund

Class C (ETCDX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.92%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,050,080,851
Number of Portfolio Holdings	58
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.0%
Arthur J Gallagher & Company	4.1%
nVent Electric PLC	3.3%
Entergy Corporation	3.0%
Targa Resources Corporation	3.0%
Williams Companies, Inc. (The)	3.0%
Iron Mountain, Inc.	3.0%
Roper Technologies, Inc.	2.9%
STERIS plc	2.6%
Sherwin-Williams Company (The)	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETCDX

TSR-SAR 123124-ETCDX

Eventide Dividend Growth Fund

Class I (ETIDX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.92%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,050,080,851
Number of Portfolio Holdings	58
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.0%
Arthur J Gallagher & Company	4.1%
nVent Electric PLC	3.3%
Entergy Corporation	3.0%
Targa Resources Corporation	3.0%
Williams Companies, Inc. (The)	3.0%
Iron Mountain, Inc.	3.0%
Roper Technologies, Inc.	2.9%
STERIS plc	2.6%
Sherwin-Williams Company (The)	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETIDX

TSR-SAR 123124-ETIDX

Eventide Dividend Growth Fund

Class N (ETNDX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$58	1.12%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,050,080,851
Number of Portfolio Holdings	58
Portfolio Turnover	28%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Trane Technologies PLC	5.0%
Arthur J Gallagher & Company	4.1%
nVent Electric PLC	3.3%
Entergy Corporation	3.0%
Targa Resources Corporation	3.0%
Williams Companies, Inc. (The)	3.0%
Iron Mountain, Inc.	3.0%
Roper Technologies, Inc.	2.9%
STERIS plc	2.6%
Sherwin-Williams Company (The)	2.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Corporate Bonds	0.3%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETNDX

TSR-SAR 123124-ETNDX

Eventide Exponential Technologies Fund

Class A (ETAEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.67%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$112,444,411
Number of Portfolio Holdings	61
Portfolio Turnover	70%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Xometry, Inc. - Class A	4.5%
Lattice Semiconductor Corporation	3.7%
Adyen N.V. - ADR	3.5%
Toast, Inc. - Class A	3.5%
Nutanix, Inc. - Class A	3.3%
Global-e Online Ltd.	3.1%
Monday.com Ltd.	3.0%
Frontdoor, Inc.	3.0%
ExlService Holdings, Inc.	3.0%
Constellation Software, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Corporate Bonds	0.7%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETAEX

TSR-SAR 123124-ETAEX

Eventide Exponential Technologies Fund

Class C (ETCEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	2.42%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$112,444,411
Number of Portfolio Holdings	61
Portfolio Turnover	70%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Xometry, Inc. - Class A	4.5%
Lattice Semiconductor Corporation	3.7%
Adyen N.V. - ADR	3.5%
Toast, Inc. - Class A	3.5%
Nutanix, Inc. - Class A	3.3%
Global-e Online Ltd.	3.1%
Monday.com Ltd.	3.0%
Frontdoor, Inc.	3.0%
ExlService Holdings, Inc.	3.0%
Constellation Software, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Corporate Bonds	0.7%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETCEX

TSR-SAR 123124-ETCEX

Eventide Exponential Technologies Fund

Class I (ETIEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	1.42%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$112,444,411
Number of Portfolio Holdings	61
Portfolio Turnover	70%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Xometry, Inc. - Class A	4.5%
Lattice Semiconductor Corporation	3.7%
Adyen N.V. - ADR	3.5%
Toast, Inc. - Class A	3.5%
Nutanix, Inc. - Class A	3.3%
Global-e Online Ltd.	3.1%
Monday.com Ltd.	3.0%
Frontdoor, Inc.	3.0%
ExlService Holdings, Inc.	3.0%
Constellation Software, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Corporate Bonds	0.7%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETIEX

TSR-SAR 123124-ETIEX

Eventide Exponential Technologies Fund

Class N (ETNEX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$86	1.62%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$112,444,411
Number of Portfolio Holdings	61
Portfolio Turnover	70%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Xometry, Inc. - Class A	4.5%
Lattice Semiconductor Corporation	3.7%
Adyen N.V. - ADR	3.5%
Toast, Inc. - Class A	3.5%
Nutanix, Inc. - Class A	3.3%
Global-e Online Ltd.	3.1%
Monday.com Ltd.	3.0%
Frontdoor, Inc.	3.0%
ExlService Holdings, Inc.	3.0%
Constellation Software, Inc.	2.9%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Corporate Bonds	0.7%
Money Market Funds	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETNEX

TSR-SAR 123124-ETNEX

Eventide Gilead Fund

Class A (ETAGX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.45%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$2,923,443,154
Number of Portfolio Holdings	85
Portfolio Turnover	38%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Xometry, Inc. - Class A	4.4%
Trade Desk, Inc. (The) - Class A	3.4%
Verona Pharma plc - ADR	3.0%
Toast, Inc. - Class A	2.9%
Global-e Online Ltd.	2.7%
Guardant Health, Inc.	2.4%
Trane Technologies PLC	2.4%
Old Dominion Freight Line, Inc.	2.4%
Monday.com Ltd.	2.3%
Scholar Rock Holding Corporation	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%
Private Investments	1.1%
Warrant	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETAGX

TSR-SAR 123124-ETAGX

Eventide Gilead Fund

Class C (ETCGX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.20%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$2,923,443,154
Number of Portfolio Holdings	85
Portfolio Turnover	38%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Xometry, Inc. - Class A	4.4%
Trade Desk, Inc. (The) - Class A	3.4%
Verona Pharma plc - ADR	3.0%
Toast, Inc. - Class A	2.9%
Global-e Online Ltd.	2.7%
Guardant Health, Inc.	2.4%
Trane Technologies PLC	2.4%
Old Dominion Freight Line, Inc.	2.4%
Monday.com Ltd.	2.3%
Scholar Rock Holding Corporation	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%
Private Investments	1.1%
Warrant	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETCGX

TSR-SAR 123124-ETCGX

Eventide Gilead Fund

Class I  (ETILX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.20%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$2,923,443,154
Number of Portfolio Holdings	85
Portfolio Turnover	38%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Xometry, Inc. - Class A	4.4%
Trade Desk, Inc. (The) - Class A	3.4%
Verona Pharma plc - ADR	3.0%
Toast, Inc. - Class A	2.9%
Global-e Online Ltd.	2.7%
Guardant Health, Inc.	2.4%
Trane Technologies PLC	2.4%
Old Dominion Freight Line, Inc.	2.4%
Monday.com Ltd.	2.3%
Scholar Rock Holding Corporation	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%
Private Investments	1.1%
Warrant	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETILX

TSR-SAR 123124-ETILX

Eventide Gilead Fund

Class N (ETGLX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$72	1.40%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$2,923,443,154
Number of Portfolio Holdings	85
Portfolio Turnover	38%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Xometry, Inc. - Class A	4.4%
Trade Desk, Inc. (The) - Class A	3.4%
Verona Pharma plc - ADR	3.0%
Toast, Inc. - Class A	2.9%
Global-e Online Ltd.	2.7%
Guardant Health, Inc.	2.4%
Trane Technologies PLC	2.4%
Old Dominion Freight Line, Inc.	2.4%
Monday.com Ltd.	2.3%
Scholar Rock Holding Corporation	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Contingent Value Rights	0.1%
Corporate Bonds	1.1%
Money Market Funds	0.2%
Private Investments	1.1%
Warrant	0.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETGLX

TSR-SAR 123124-ETGLX

Eventide Healthcare & Life Sciences Fund

Class A (ETAHX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.58%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,289,860,257
Number of Portfolio Holdings	85
Portfolio Turnover	20%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma plc - ADR	4.4%
Scholar Rock Holding Corporation	4.0%
Mirum Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Guardant Health, Inc.	3.4%
Blueprint Medicines Corporation	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Celldex Therapeutics, Inc.	2.7%
Aura Biosciences, Inc.	2.6%
Sarepta Therapeutics, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.9%
Contingent Value Rights	0.1%
Convertible Bonds	0.0%
Money Market Funds	2.3%
Private Investments	5.4%
Warrant	0.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETAHX

TSR-SAR 123124-ETAHX

Eventide Healthcare & Life Sciences Fund

Class C (ETCHX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.33%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,289,860,257
Number of Portfolio Holdings	85
Portfolio Turnover	20%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma plc - ADR	4.4%
Scholar Rock Holding Corporation	4.0%
Mirum Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Guardant Health, Inc.	3.4%
Blueprint Medicines Corporation	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Celldex Therapeutics, Inc.	2.7%
Aura Biosciences, Inc.	2.6%
Sarepta Therapeutics, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.9%
Contingent Value Rights	0.1%
Convertible Bonds	0.0%
Money Market Funds	2.3%
Private Investments	5.4%
Warrant	0.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETCHX

TSR-SAR 123124-ETCHX

Eventide Healthcare & Life Sciences Fund

Class I (ETIHX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.33%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,289,860,257
Number of Portfolio Holdings	85
Portfolio Turnover	20%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma plc - ADR	4.4%
Scholar Rock Holding Corporation	4.0%
Mirum Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Guardant Health, Inc.	3.4%
Blueprint Medicines Corporation	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Celldex Therapeutics, Inc.	2.7%
Aura Biosciences, Inc.	2.6%
Sarepta Therapeutics, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.9%
Contingent Value Rights	0.1%
Convertible Bonds	0.0%
Money Market Funds	2.3%
Private Investments	5.4%
Warrant	0.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETIHX

TSR-SAR 123124-ETIHX

Eventide Healthcare & Life Sciences Fund

Class N (ETNHX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$76	1.53%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,289,860,257
Number of Portfolio Holdings	85
Portfolio Turnover	20%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
Verona Pharma plc - ADR	4.4%
Scholar Rock Holding Corporation	4.0%
Mirum Pharmaceuticals, Inc.	3.7%
Insmed, Inc.	3.6%
Guardant Health, Inc.	3.4%
Blueprint Medicines Corporation	2.9%
Collegium Pharmaceutical, Inc.	2.9%
Celldex Therapeutics, Inc.	2.7%
Aura Biosciences, Inc.	2.6%
Sarepta Therapeutics, Inc.	2.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.9%
Contingent Value Rights	0.1%
Convertible Bonds	0.0%
Money Market Funds	2.3%
Private Investments	5.4%
Warrant	0.3%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETNHX

TSR-SAR 123124-ETNHX

Eventide Large Cap Focus Fund

Class A (ETLAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$148,775,168
Number of Portfolio Holdings	45
Portfolio Turnover	34%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
S&P Global, Inc.	5.8%
Linde plc	5.1%
NVIDIA Corporation	4.4%
Roper Technologies, Inc.	4.3%
ServiceNow, Inc.	4.1%
Trane Technologies PLC	3.9%
Williams Companies, Inc. (The)	3.6%
O'Reilly Automotive, Inc.	3.6%
Intuit, Inc.	3.4%
Cadence Design Systems, Inc.	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Large Cap	73.1%
Mid Cap	26.7%
Cash/Other	0.2%
Small Cap	0.0%

Source: © Morningstar, Inc. (2024). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETLAX

TSR-SAR 123124-ETLAX

Eventide Large Cap Focus Fund

Class C (ETLCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.94%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$148,775,168
Number of Portfolio Holdings	45
Portfolio Turnover	34%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
S&P Global, Inc.	5.8%
Linde plc	5.1%
NVIDIA Corporation	4.4%
Roper Technologies, Inc.	4.3%
ServiceNow, Inc.	4.1%
Trane Technologies PLC	3.9%
Williams Companies, Inc. (The)	3.6%
O'Reilly Automotive, Inc.	3.6%
Intuit, Inc.	3.4%
Cadence Design Systems, Inc.	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Large Cap	73.1%
Mid Cap	26.7%
Cash/Other	0.2%
Small Cap	0.0%

Source: © Morningstar, Inc. (2024). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETLCX

TSR-SAR 123124-ETLCX

Eventide Large Cap Focus Fund

Class I (ETLIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.94%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$148,775,168
Number of Portfolio Holdings	45
Portfolio Turnover	34%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
S&P Global, Inc.	5.8%
Linde plc	5.1%
NVIDIA Corporation	4.4%
Roper Technologies, Inc.	4.3%
ServiceNow, Inc.	4.1%
Trane Technologies PLC	3.9%
Williams Companies, Inc. (The)	3.6%
O'Reilly Automotive, Inc.	3.6%
Intuit, Inc.	3.4%
Cadence Design Systems, Inc.	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Large Cap	73.1%
Mid Cap	26.7%
Cash/Other	0.2%
Small Cap	0.0%

Source: © Morningstar, Inc. (2024). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETLIX

TSR-SAR 123124-ETLIX

Eventide Large Cap Focus Fund

Class N (ETLNX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$58	1.14%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$148,775,168
Number of Portfolio Holdings	45
Portfolio Turnover	34%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
S&P Global, Inc.	5.8%
Linde plc	5.1%
NVIDIA Corporation	4.4%
Roper Technologies, Inc.	4.3%
ServiceNow, Inc.	4.1%
Trane Technologies PLC	3.9%
Williams Companies, Inc. (The)	3.6%
O'Reilly Automotive, Inc.	3.6%
Intuit, Inc.	3.4%
Cadence Design Systems, Inc.	3.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Large Cap	73.1%
Mid Cap	26.7%
Cash/Other	0.2%
Small Cap	0.0%

Source: © Morningstar, Inc. (2024). All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Allocation percentages are subject to change at any time, and should not be considered investment advice.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETLNX

TSR-SAR 123124-ETLNX

Eventide Limited-Term Bond Fund

Class A (ETABX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$155,207,151
Number of Portfolio Holdings	98
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.0%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.8%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Aflac, Inc., 1.125%, due 03/15/26	1.7%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.6%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.9%
Corporate Bonds	63.3%
Municipal Bonds	5.9%
U.S. Government & Agencies	27.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETABX

TSR-SAR 123124-ETABX

Eventide Limited-Term Bond Fund

Class C (ETCBX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.55%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$155,207,151
Number of Portfolio Holdings	98
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.0%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.8%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Aflac, Inc., 1.125%, due 03/15/26	1.7%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.6%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.9%
Corporate Bonds	63.3%
Municipal Bonds	5.9%
U.S. Government & Agencies	27.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETCBX

TSR-SAR 123124-ETCBX

Eventide Limited-Term Bond Fund

Class I (ETIBX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$155,207,151
Number of Portfolio Holdings	98
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.0%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.8%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Aflac, Inc., 1.125%, due 03/15/26	1.7%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.6%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.9%
Corporate Bonds	63.3%
Municipal Bonds	5.9%
U.S. Government & Agencies	27.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETIBX

TSR-SAR 123124-ETIBX

Eventide Limited-Term Bond Fund

Class N (ETNBX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$38	0.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$155,207,151
Number of Portfolio Holdings	98
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company, 6.070%, due 10/22/27	2.0%
Federal National Mortgage Association, 7.125%, due 01/15/30	1.8%
Federal National Mortgage Association, 6.625%, due 11/15/30	1.8%
Federal National Mortgage Association, 6.250%, due 05/15/29	1.8%
Aflac, Inc., 1.125%, due 03/15/26	1.7%
Roper Technologies, Inc., 4.200%, due 09/15/28	1.7%
Royal Bank of Canada, 1.150%, due 07/14/26	1.7%
MidAmerican Energy Company, 3.100%, due 05/1/27	1.7%
Nasdaq, Inc., 5.350%, due 06/28/28	1.6%
National Rural Utilities Cooperative Finance, 4.850%, due 02/7/29	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	2.9%
Corporate Bonds	63.3%
Municipal Bonds	5.9%
U.S. Government & Agencies	27.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.eventidefunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 123124-ETNBX

TSR-SAR 123124-ETNBX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL

FINANCIAL STATEMENTS AND

ADDITIONAL INFORMATION

Eventide Balanced Fund

Eventide Core Bond Fund

Eventide Dividend Growth Fund

(fka Eventide Dividend Opportunities Fund)

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Large Cap Focus Fund

Eventide Limited-Term Bond Fund

December 31, 2024

Eventide Asset Management, LLC

One International Place

 Suite 4210

Boston, MA 02110

1-877-771-3836

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.9%
	BANKING - 2.3%
114,886	First Horizon Corporation	$2,313,804
262,700	Huntington Bancshares, Inc.	4,274,129
44,338	Synovus Financial Corporation	2,271,436
		8,859,369
	BIOTECH & PHARMA - 0.9%
129,347	Royalty Pharma plc, Class A	3,299,642

	CAPITAL MARKETS - 1.2%
59,908	Nasdaq, Inc.	4,631,487

	CHEMICALS - 2.5%
23,907	Cabot Corporation	2,182,948
83,482	Element Solutions, Inc.	2,122,947
14,821	Sherwin-Williams Company (The)	5,038,103
		9,343,998
	COMMERCIAL SUPPORT SERVICES - 1.1%
90,319	Rollins, Inc.	4,186,286

	CONTAINERS & PACKAGING - 1.3%
92,239	International Paper Company	4,964,303

	DIVERSIFIED INDUSTRIALS - 1.4%
53,105	Pentair PLC	5,344,487

	ELECTRIC UTILITIES - 5.3%
5,555	Constellation Energy Corporation	1,242,709
80,772	Entergy Corporation	6,124,133
55,004	Public Service Enterprise Group, Inc.	4,647,288
39,206	Southern Company (The)	3,227,438
35,468	Vistra Corporation	4,889,973
		20,131,541
	ELECTRICAL EQUIPMENT - 5.7%
9,627	GE Vernova, LLC(a)	3,166,609
103,135	nVent Electric PLC	7,029,682

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	ELECTRICAL EQUIPMENT - 5.7% (Continued)
30,202	Trane Technologies PLC	$11,155,109
		21,351,400
	GAS & WATER UTILITIES - 0.3%
34,934	NiSource, Inc.	1,284,174

	HOME CONSTRUCTION - 1.3%
34,117	DR Horton, Inc.	4,770,238

	INDUSTRIAL REIT - 1.4%
32,943	EastGroup Properties, Inc.	5,287,022

	INDUSTRIAL SUPPORT SERVICES - 1.0%
16,260	Applied Industrial Technologies, Inc.	3,893,782

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
30,795	Houlihan Lokey, Inc.	5,347,860

	INSURANCE - 2.7%
30,450	Arthur J Gallagher & Company	8,643,232
10,153	RLI Corporation	1,673,519
		10,316,751
	MACHINERY - 0.8%
14,053	IDEX Corporation	2,941,152

	MEDICAL EQUIPMENT & DEVICES - 1.2%
22,603	STERIS plc	4,646,273

	OIL & GAS PRODUCERS - 6.0%
13,691	Cheniere Energy, Inc.	2,941,785
21,568	DT Midstream, Inc.	2,144,506
38,267	Kinetik Holdings, Inc.	2,170,122
27,583	ONEOK, Inc.	2,769,333
35,870	Targa Resources Corporation	6,402,795

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	OIL & GAS PRODUCERS - 6.0% (Continued)
119,266	Williams Companies, Inc. (The)	$6,454,676
		22,883,217
	RESIDENTIAL REIT - 0.6%
9,898	AvalonBay Communities, Inc.	2,177,263

	RETAIL - DISCRETIONARY - 1.2%
26,194	Ferguson Enterprises, Inc.	4,546,493

	SEMICONDUCTORS - 1.6%
36,867	Entegris, Inc.	3,652,045
3,617	KLA Corporation	2,279,144
		5,931,189
	SOFTWARE - 4.0%
3,617	Manhattan Associates, Inc.(a)	977,458
16,019	Nutanix, Inc., Class A(a)	980,042
11,642	Roper Technologies, Inc.	6,052,094
4,213	Tyler Technologies, Inc.(a)	2,429,384
19,514	Workday, Inc., Class A(a)	5,035,197
		15,474,175
	SPECIALTY REITS - 1.6%
61,143	Iron Mountain, Inc.	6,426,741

	TECHNOLOGY HARDWARE - 1.9%
9,221	Dell Technologies, Inc., Class C	1,062,628
9,259	Motorola Solutions, Inc.	4,279,788
17,652	NetApp, Inc.	2,049,044
		7,391,460
	TECHNOLOGY SERVICES - 2.7%
11,613	CDW Corporation	2,021,127
3,345	Gartner, Inc.(a)	1,620,552
4,241	MSCI, Inc.	2,544,642
14,529	Verisk Analytics, Inc.	4,001,723
		10,188,044

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares					Fair Value
	COMMON STOCKS — 52.9% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
22,153	Old Dominion Freight Line, Inc.				$3,907,789

	WHOLESALE - DISCRETIONARY - 0.5%
5,991	Pool Corporation				2,042,572

	TOTAL COMMON STOCKS (Cost $157,788,816)				201,568,708

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.8%
	AUTO LOAN — 0.2%
750,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	739,839

	OTHER ABS — 0.6%
2,250,000	PFS Financing Corporation Series C A(b),(c)	SOFR30A + 0.800%	5.3980	04/17/28	2,259,602

	TOTAL ASSET BACKED SECURITIES (Cost $3,002,140)				2,999,441

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	CMBS — 0.5%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG01 A10		2.9390	04/25/29	930,976
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KG02 A2		2.4120	08/25/29	907,959
					1,838,935
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,028,946)				1,838,935

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.1%
	ASSET MANAGEMENT — 1.0%
3,800,000	Vision Fund International(d),(e),(f)		3.7250	02/24/25	3,785,959

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.1% (Continued)
	BANKING — 1.8%
1,675,000	Huntington Bancshares, Inc.(c)	SOFRINDX + 1.870%	5.7090	02/02/35	$1,674,979
3,200,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.330%	6.0700	10/22/27	3,275,023
2,005,000	M&T Bank Corporation(c)	SOFRRATE + 0.930%	4.8330	01/16/29	1,996,576
					6,946,578
	COMMERCIAL SUPPORT SERVICES — 0.5%
1,790,000	Waste Management, Inc.		4.9500	07/03/31	1,792,621

	CONSTRUCTION MATERIALS — 0.4%
1,300,000	Advanced Drainage Systems, Inc.(b)		5.0000	09/30/27	1,282,494

	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation(b)		4.1250	04/15/29	922,641

	ELEC & GAS MARKETING & TRADING — 0.3%
1,000,000	Southern Power Company		0.9000	01/15/26	960,993

	ELECTRIC UTILITIES — 3.0%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,189,498
1,750,000	Constellation Energy Generation, LLC		6.1250	01/15/34	1,833,426
1,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	897,572
1,000,000	MidAmerican Energy Company		3.1000	05/01/27	967,635
3,475,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,798,144
3,600,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,262,355
1,000,000	Wisconsin Power and Light Company		1.9500	09/16/31	815,573
					11,764,203
	ENGINEERING & CONSTRUCTION — 1.3%
1,435,000	Installed Building Products, Inc.(b)		5.7500	02/01/28	1,412,512
2,000,000	MasTec, Inc.(b)		4.5000	08/15/28	1,941,037
2,000,000	Quanta Services, Inc.		2.9000	10/01/30	1,787,302
					5,140,851

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
1,000,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	$924,287

	HOME & OFFICE PRODUCTS — 0.5%
1,910,000	Tempur Sealy International, Inc.(b)	4.0000	04/15/29	1,761,649

	HOME CONSTRUCTION — 0.9%
1,850,000	M/I Homes, Inc.	3.9500	02/15/30	1,679,373
1,800,000	Patrick Industries, Inc.(b)	4.7500	05/01/29	1,702,960
				3,382,333
	INDUSTRIAL SUPPORT SERVICES — 0.4%
1,700,000	United Rentals North America, Inc.	4.8750	01/15/28	1,655,840

	INSURANCE — 1.2%
1,015,000	Aflac, Inc.	1.1250	03/15/26	973,874
1,550,000	Brown & Brown, Inc.	4.5000	03/15/29	1,519,600
2,000,000	Pacific Life Global Funding II(b)	1.3750	04/14/26	1,920,909
				4,414,383
	MACHINERY — 0.9%
1,750,000	Mueller Water Products, Inc.(b)	4.0000	06/15/29	1,625,174
1,875,000	Xylem, Inc.	1.9500	01/30/28	1,719,823
				3,344,997
	OIL & GAS PRODUCERS — 1.6%
2,575,000	Cheniere Energy Partners, L.P.	4.5000	10/01/29	2,494,812
1,750,000	Diamondback Energy, Inc.	3.5000	12/01/29	1,627,063
500,000	Diamondback Energy, Inc.	5.1500	01/30/30	501,124
1,500,000	Plains All American Pipeline, L.P. / PAA Finance	3.5500	12/15/29	1,395,543
				6,018,542
	REAL ESTATE INVESTMENT TRUSTS — 1.8%
1,000,000	American Tower Corporation	4.0500	03/15/32	928,358
1,000,000	AvalonBay Communities, Inc.	2.0500	01/15/32	828,489
1,775,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)	8.0000	06/15/27	1,852,121
1,700,000	Iron Mountain, Inc.(b)	6.2500	01/15/33	1,694,333
1,500,000	Welltower OP, LLC	2.7000	02/15/27	1,441,761
				6,745,062

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 20.1% (Continued)
	RETAIL - DISCRETIONARY — 0.8%
1,750,000	Asbury Automotive Group, Inc.	4.5000	03/01/28	$1,678,721
1,700,000	Builders FirstSource, Inc.(b)	4.2500	02/01/32	1,502,821
				3,181,542
	SEMICONDUCTORS — 1.9%
1,185,000	Amkor Technology, Inc.(b)	6.6250	09/15/27	1,185,531
2,175,000	Broadcom, Inc.	4.1100	09/15/28	2,126,164
2,800,000	NXP BV / NXP FUNDING, LLC / NXP USA, INC.	2.5000	05/11/31	2,388,183
1,925,000	Synaptics, Inc.(b)	4.0000	06/15/29	1,756,621
				7,456,499
	SOFTWARE — 0.5%
1,850,000	Roper Technologies, Inc.	4.2000	09/15/28	1,807,928

	TECHNOLOGY SERVICES — 0.3%
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,030,636

	WHOLESALE - CONSUMER STAPLES — 0.6%
2,775,000	Sysco Corporation	2.4000	02/15/30	2,452,969

	TOTAL CORPORATE BONDS (Cost $80,243,206)			76,773,007

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.7%
	COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,489,867

	COUNTY — 0.0%(g)
150,000	City & County of Honolulu, HI	2.5180	10/01/26	145,356

	MULTI-FAMILY HOUSING — 0.0%(g)
100,000	New York State Housing Finance Agency	0.6500	05/01/25	98,643

	RESOURCE RECOVERY — 0.0%(g)
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	98,874

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.7% (Continued)
	SINGLE-FAMILY HOUSING — 2.6%
1,700,000	Florida Housing Finance Corporation	5.5610	07/01/49	$1,593,822
500,000	Illinois Housing Development Authority	5.2440	04/01/31	504,790
500,000	Illinois Housing Development Authority	5.2940	10/01/31	504,338
2,325,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	2,324,639
2,250,000	Minnesota Housing Finance Agency	5.5880	07/01/39	2,213,474
1,715,000	Virginia Housing Development Authority	4.9140	04/01/30	1,721,909
1,000,000	Virginia Housing Development Authority	5.6620	10/01/39	989,880
				9,852,852
	STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	197,743
500,000	State of Oregon	1.3150	05/01/27	467,262
				665,005
	WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	1,567,603
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	185,052
				1,752,655

	TOTAL MUNICIPAL BONDS (Cost $14,876,279)			14,103,252

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.5%
	AGENCY FIXED RATE — 14.5%
106,920	Fannie Mae Pool MA2915	3.0000	02/01/27	105,300
677,208	Fannie Mae Pool MA4263	1.5000	02/01/31	627,873
333,294	Fannie Mae Pool BM5976	3.0000	02/01/47	293,894
1,202,454	Fannie Mae Pool MA4096	2.5000	08/01/50	989,928
1,552,183	Fannie Mae Pool MA4327	3.0000	05/01/51	1,331,754
1,676,314	Fannie Mae Pool MA4356	2.5000	06/01/51	1,377,217
2,019,743	Fannie Mae Pool MA4379	2.5000	07/01/51	1,659,250
3,166,185	Fannie Mae Pool CB2661	3.0000	01/01/52	2,715,759

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.5% (Continued)
	AGENCY FIXED RATE — 14.5% (Continued)
3,104,821	Fannie Mae Pool MA4600	3.5000	05/01/52	$2,751,882
3,372,155	Fannie Mae Pool MA4625	3.5000	06/01/52	2,987,497
3,227,192	Fannie Mae Pool MA4655	4.0000	07/01/52	2,954,896
3,043,602	Fannie Mae Pool MA4805	4.5000	11/01/52	2,869,015
2,915,970	Fannie Mae Pool MA4869	5.5000	01/01/53	2,879,920
3,278,678	Fannie Mae Pool MA4916	4.0000	02/01/53	3,000,223
1,442,338	Fannie Mae Pool FS7751	4.0000	03/01/53	1,320,192
2,413,804	Fannie Mae Pool MA5072	5.5000	06/01/53	2,386,184
958,948	Fannie Mae Pool FS7279	5.0000	10/01/53	926,666
2,455,600	Fannie Mae Pool MA5165	5.5000	10/01/53	2,425,162
2,913,694	Fannie Mae Pool CB7331	5.5000	10/01/53	2,882,001
583,034	Freddie Mac Pool ZS9163	3.0000	09/01/33	550,807
1,733,556	Freddie Mac Pool RA5696	2.5000	08/01/51	1,426,562
2,743,505	Freddie Mac Pool SD8214	3.5000	05/01/52	2,431,286
876,846	Freddie Mac Pool SD8237	4.0000	08/01/52	803,122
3,057,575	Freddie Mac Pool SD8238	4.5000	08/01/52	2,878,075
3,133,598	Freddie Mac Pool SD8288	5.0000	01/01/53	3,026,118
2,706,574	Freddie Mac Pool SD8329	5.0000	06/01/53	2,617,744
1,769,825	Freddie Mac Pool SD3026	5.0000	06/01/53	1,712,034
2,918,945	Freddie Mac Pool SD8332	6.0000	06/01/53	2,938,128
301,567	Ginnie Mae II Pool MA3375	3.0000	01/20/46	266,097
				55,134,586
	GOVERNMENT OWNED, NO GUARANTEE — 3.6%
1,000,000	Federal Home Loan Mortgage Corporation	4.6000	06/17/27	999,703
1,500,000	Federal Home Loan Mortgage Corporation	4.8750	10/15/27	1,497,419
2,800,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	3,107,162
2,900,000	Federal National Mortgage Association	6.2500	05/15/29	3,114,933
1,600,000	Federal National Mortgage Association	7.1250	01/15/30	1,793,046
2,900,000	Federal National Mortgage Association	6.6250	11/15/30	3,215,503
				13,727,766
	GOVERNMENT SPONSORED — 2.4%
1,500,000	Federal Farm Credit Banks Funding Corporation	4.6700	11/05/26	1,499,275
1,500,000	Federal Farm Credit Banks Funding Corporation	4.2800	12/17/26	1,496,063
1,000,000	Federal Farm Credit Banks Funding Corporation	4.0000	08/06/27	992,515

See accompanying notes which are an integral part of these financial statements.

EVENTIDE BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 20.5% (Continued)
	GOVERNMENT SPONSORED — 2.4% (Continued)
2,000,000	Federal Farm Credit Banks Funding Corporation	4.6700	12/02/27	$1,999,693
1,750,000	Federal Farm Credit Banks Funding Corporation	4.3750	02/28/28	1,750,226
1,500,000	Federal Farm Credit Banks Funding Corporation	4.6250	04/05/29	1,511,708
				9,249,480
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $82,492,274)			78,111,832

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.00% (g)
	MONEY MARKET FUNDS - 0.0% (g)
114,109	Fidelity Money Market Government Portfolio Class I, 4 .33% (Cost $114,109)(h)			114,109

	TOTAL INVESTMENTS – 98.5% (Cost $340,545,770)			$375,509,284
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%			5,7 14,933
	NET ASSETS - 100.0%			$381,224,217

LLC	- Limited Liability Company

L.P.	- Limited Partnership

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $23,744,692 or 6.2% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Illiquid security. The total fair value of these securities as of December 31, 2024 was $3,785,959, representing 1.0% of net assets.

(f)	Private investment.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 1.8%
	AUTO LOAN — 0.7%
1,000,000	CarMax Auto Owner Trust Series 2021-2		1.3400	02/16/27	$986,452

	OTHER ABS — 1.1%
1,775,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.3980	04/17/28	1,782,574

	TOTAL ASSET BACKED SECURITIES (Cost $2,776,681)				2,769,026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.4%
	ASSET MANAGEMENT — 0.5%
750,000	Hope Global Intl(c),(d),(e)		4.6000	10/10/28	714,920

	BANKING — 4.6%
1,000,000	Huntington Bancshares, Inc.		2.5500	02/04/30	880,846
1,400,000	Huntington Bancshares, Inc.(b)	SOFRINDX + 1.870%	5.7090	02/02/35	1,399,983
2,875,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	2,942,402
1,735,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	1,727,710
					6,950,941
	BIOTECH & PHARMA — 1.1%
1,750,000	Eli Lilly & Company		5.0500	08/14/54	1,625,203

	COMMERCIAL SUPPORT SERVICES — 1.6%
2,350,000	Waste Management, Inc.		4.9500	07/03/31	2,353,441

	ELECTRIC UTILITIES — 10.0%
1,600,000	AES Corporation (The)		5.4500	06/01/28	1,609,115
1,750,000	Ameren Illinois Company		5.9000	12/01/52	1,804,222
1,900,000	Constellation Energy Generation, LLC		5.7500	03/15/54	1,851,897
2,150,000	DTE Electric Company		3.9500	03/01/49	1,685,596
2,000,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,795,145
1,500,000	MidAmerican Energy Company		4.2500	07/15/49	1,219,874
1,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	1,127,310

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.4% (Continued)
	ELECTRIC UTILITIES — 10.0% (Continued)
500,000	NextEra Energy Capital Holdings, Inc.		5.0500	02/28/33	$490,584
1,500,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,445,255
1,600,000	Public Service Company of Oklahoma		3.1500	08/15/51	1,022,714
1,700,000	Wisconsin Public Service Corporation		2.8500	12/01/51	1,057,813
					15,109,525
	ELECTRICAL EQUIPMENT — 1.2%
1,800,000	Lennox International, Inc.		5.5000	09/15/28	1,830,042

	ENGINEERING & CONSTRUCTION — 3.1%
1,000,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	984,329
1,750,000	MasTec, Inc.(a)		4.5000	08/15/28	1,698,408
2,275,000	Quanta Services, Inc.		2.9000	10/01/30	2,033,056
					4,715,793
	HOME CONSTRUCTION — 0.8%
1,275,000	M/I Homes, Inc.		3.9500	02/15/30	1,157,406

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
1,350,000	Nasdaq, Inc.		3.2500	04/28/50	905,421

	INSURANCE — 1.2%
2,175,000	Brown & Brown, Inc.		4.9500	03/17/52	1,861,777

	MACHINERY — 1.0%
650,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	603,636
1,000,000	Xylem, Inc./NY		1.9500	01/30/28	917,239
					1,520,875
	OIL & GAS PRODUCERS — 4.5%
2,025,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	1,961,939
2,250,000	Diamondback Energy, Inc.		3.5000	12/01/29	2,091,939
1,000,000	EQT Corporation		5.7500	02/01/34	996,141
1,850,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	1,721,170
					6,771,189

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 45.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 4.5%
1,850,000	American Tower Corporation	4.0500	03/15/32	$1,717,463
2,000,000	Equinix, Inc.	3.9000	04/15/32	1,844,080
1,425,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)	8.0000	06/15/27	1,486,915
2,000,000	Welltower OP, LLC	3.8500	06/15/32	1,831,928
				6,880,386
	RETAIL - DISCRETIONARY — 2.2%
700,000	Asbury Automotive Group, Inc.	4.7500	03/01/30	655,322
1,500,000	Builders FirstSource, Inc.(a)	4.2500	02/01/32	1,326,019
1,500,000	Home Depot, Inc. (The)	5.3000	06/25/54	1,440,212
				3,421,553
	SEMICONDUCTORS — 3.4%
2,175,000	Broadcom, Inc.	4.1100	09/15/28	2,126,163
2,200,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.5000	05/11/31	1,876,430
1,100,000	Synaptics, Inc.(a)	4.0000	06/15/29	1,003,783
				5,006,376
	SOFTWARE — 2.7%
2,275,000	Roper Technologies, Inc.	4.2000	09/15/28	2,223,263
1,950,000	Workday, Inc.	3.7000	04/01/29	1,855,222
				4,078,485
	TECHNOLOGY SERVICES — 1.3%
1,950,000	Verisk Analytics, Inc.	5.7500	04/01/33	2,009,741

	WHOLESALE - CONSUMER STAPLES — 1.1%
1,875,000	Sysco Corporation	2.4000	02/15/30	1,657,412

	TOTAL CORPORATE BONDS (Cost $70,731,338)			68,570,486

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 7.6%
	COMBINED UTILITIES — 0.7%
1,000,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,010,079

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MULTI-FAMILY HOUSING — 0.1%
100,000	New York State Housing Finance Agency	0.7000	11/01/25	$96,816

	SINGLE-FAMILY HOUSING — 5.4%
1,800,000	Florida Housing Finance Corporation	5.5610	07/01/49	1,687,577
1,000,000	Illinois Housing Development Authority	5.6140	10/01/39	987,542
1,825,000	Massachusetts Housing Finance Agency	5.8360	12/01/42	1,824,716
1,495,000	Minnesota Housing Finance Agency	5.9000	01/01/49	1,478,438
375,316	Minnesota Housing Finance Agency	1.5800	02/01/51	287,200
2,000,000	Virginia Housing Development Authority	5.6620	10/01/39	1,979,760
				8,245,233
	STATE — 0.7%
1,250,000	State of Oregon	2.3370	11/01/33	1,034,326

	WATER AND SEWER — 0.7%
1,500,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	1,084,549

	TOTAL MUNICIPAL BONDS (Cost $12,480,779)			11,471,003

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.8%
	AGENCY FIXED RATE — 27.0%
770,718	Fannie Mae Pool BO9355	3.0000	03/01/50	663,009
1,742,422	Fannie Mae Pool MA4120	2.5000	09/01/50	1,432,761
662,406	Fannie Mae Pool FM4720	3.0000	10/01/50	569,834
1,742,192	Fannie Mae Pool CA8256	2.5000	12/01/50	1,421,218
1,862,541	Fannie Mae Pool CB0199	3.0000	04/01/51	1,594,416
611,664	Fannie Mae Pool MA4307	3.0000	04/01/51	524,570
1,990,365	Fannie Mae Pool MA4379	2.5000	07/01/51	1,635,116
1,258,711	Fannie Mae Pool MA4600	3.5000	05/01/52	1,115,628
2,256,122	Fannie Mae Pool MA4625	3.5000	06/01/52	1,998,769
2,065,689	Fannie Mae Pool MA4700	4.0000	08/01/52	1,892,311
2,758,949	Fannie Mae Pool MA4805	4.5000	11/01/52	2,600,690
2,145,321	Fannie Mae Pool MA4869	5.5000	01/01/53	2,118,798
1,519,552	Fannie Mae Pool MA4916	4.0000	02/01/53	1,390,498

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 42.8% (Continued)
	AGENCY FIXED RATE — 27.0% (Continued)
2,194,368	Fannie Mae Pool MA5072	5.5000	06/01/53	$2,169,258
2,312,455	Fannie Mae Pool CB7331	5.5000	10/01/53	2,287,302
1,459,450	Freddie Mac Pool SD8090	2.0000	09/01/50	1,146,576
1,618,673	Freddie Mac Pool SD8128	2.0000	02/01/51	1,264,306
993,386	Freddie Mac Pool RA5696	2.5000	08/01/51	817,468
1,897,455	Freddie Mac Pool SD8206	3.0000	04/01/52	1,614,449
2,133,975	Freddie Mac Pool RA7587	3.5000	06/01/52	1,900,487
2,429,268	Freddie Mac Pool SD8237	4.0000	08/01/52	2,225,019
2,441,813	Freddie Mac Pool SD8238	4.5000	08/01/52	2,298,463
2,432,373	Freddie Mac Pool SD8288	5.0000	01/01/53	2,348,944
1,804,383	Freddie Mac Pool SD8329	5.0000	06/01/53	1,745,162
1,061,895	Freddie Mac Pool SD3026	5.0000	06/01/53	1,027,220
1,042,480	Freddie Mac Pool SD8332	6.0000	06/01/53	1,049,331
				40,851,603
	GOVERNMENT OWNED, NO GUARANTEE — 9.3%
1,000,000	Federal Home Loan Mortgage Corporation	4.6000	06/17/27	999,703
1,100,000	Federal Home Loan Mortgage Corporation	4.8750	10/15/27	1,098,107
2,250,000	Federal Home Loan Mortgage Corporation	6.2500	07/15/32	2,496,827
2,300,000	Federal National Mortgage Association	6.2500	05/15/29	2,470,464
2,250,000	Federal National Mortgage Association	7.1250	01/15/30	2,521,471
2,400,000	Federal National Mortgage Association	6.6250	11/15/30	2,661,106
1,650,000	Federal National Mortgage Association	5.6250	07/15/37	1,768,863
				14,016,541
	GOVERNMENT SPONSORED — 6.5%
2,000,000	Federal Farm Credit Banks Funding Corporation	4.6700	12/02/27	1,999,693
1,520,000	Federal Farm Credit Banks Funding Corporation	4.8750	11/01/28	1,545,892
1,500,000	Federal Farm Credit Banks Funding Corporation	4.2500	12/15/28	1,494,610
1,425,000	Federal Farm Credit Banks Funding Corporation	4.5000	03/09/29	1,429,938
2,350,000	Federal Farm Credit Banks Funding Corporation	4.1250	08/01/29	2,322,933
1,000,000	Federal Farm Credit Banks Funding Corporation	4.3750	10/24/29	998,379
				9,791,445

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $66,740,275)			64,659,589

See accompanying notes which are an integral part of these financial statements.

EVENTIDE CORE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

TOTAL INVESTMENTS – 97.6% (Cost $152,729,073)	$147,470,104
OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%	3,573,175
NET ASSETS - 100.0%	$151,043,279

LLC	- Limited Liability Company

L.P.	- Limited Partnership

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $8,885,665 or 5.9% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2024, was $714,920, representing 0.5% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Private investment.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	BANKING - 2.8%
398,655	First Horizon Corporation	$8,028,912
986,541	Huntington Bancshares, Inc.	16,051,022
110,338	Synovus Financial Corporation	5,652,616
		29,732,550
	BIOTECH & PHARMA - 1.2%
498,527	Royalty Pharma plc, Class A	12,717,424

	CAPITAL MARKETS - 2.3%
314,531	Nasdaq, Inc.	24,316,392

	CHEMICALS - 4.9%
99,786	Cabot Corporation	9,111,460
624,673	Element Solutions, Inc.	15,885,434
75,894	Sherwin-Williams Company (The)	25,798,648
		50,795,542
	COMMERCIAL SUPPORT SERVICES - 2.1%
466,314	Rollins, Inc.	21,613,654

	CONTAINERS & PACKAGING - 2.1%
418,370	International Paper Company	22,516,673

	DIVERSIFIED INDUSTRIALS - 2.1%
216,498	Pentair PLC	21,788,359

	ELECTRIC UTILITIES - 9.0%
420,073	Entergy Corporation	31,849,935
253,324	Public Service Enterprise Group, Inc.	21,403,345
190,318	Southern Company (The)	15,666,978
185,299	Vistra Corporation	25,547,173
		94,467,431

See accompanying notes which are an integral part of these financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	ELECTRICAL EQUIPMENT - 9.9%
47,729	GE Vernova, LLC(a)	$15,699,500
510,064	nVent Electric PLC	34,765,962
142,596	Trane Technologies PLC	52,667,832
		103,133,294
	GAS & WATER UTILITIES - 1.0%
289,270	NiSource, Inc.	10,633,565

	HOME CONSTRUCTION - 2.1%
161,189	DR Horton, Inc.	22,537,446

	INDUSTRIAL REIT - 2.4%
157,216	EastGroup Properties, Inc.	25,231,596

	INDUSTRIAL SUPPORT SERVICES - 1.6%
70,317	Applied Industrial Technologies, Inc.	16,838,812

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
142,542	Houlihan Lokey, Inc.	24,753,844

	INSURANCE - 5.2%
152,868	Arthur J Gallagher & Company	43,391,581
69,610	RLI Corporation	11,473,816
		54,865,397
	MACHINERY - 1.3%
64,280	IDEX Corporation	13,453,161

	MEDICAL EQUIPMENT & DEVICES - 4.8%
132,198	Bruker Corporation	7,749,447
12,186	Mettler-Toledo International, Inc.(a)	14,911,764
135,049	STERIS plc	27,760,672
		50,421,883

See accompanying notes which are an integral part of these financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	OIL & GAS PRODUCERS - 10.7%
68,863	Cheniere Energy, Inc.	$14,796,593
104,622	DT Midstream, Inc.	10,402,565
185,629	Kinetik Holdings, Inc.	10,527,021
136,355	ONEOK, Inc.	13,690,042
177,289	Targa Resources Corporation	31,646,087
578,536	Williams Companies, Inc. (The)	31,310,368
		112,372,676
	RESIDENTIAL REIT - 1.0%
46,277	AvalonBay Communities, Inc.	10,179,552

	RETAIL - DISCRETIONARY - 4.8%
129,007	Ferguson Enterprises, Inc.	22,391,745
28,675	Group 1 Automotive, Inc.	12,085,939
43,413	Lithia Motors, Inc.	15,517,109
		49,994,793
	SEMICONDUCTORS - 2.7%
185,878	Entegris, Inc.	18,413,075
16,328	KLA Corporation	10,288,599
		28,701,674
	SOFTWARE - 7.3%
17,548	Manhattan Associates, Inc.(a)	4,742,172
77,708	Nutanix, Inc., Class A(a)	4,754,175
58,180	Roper Technologies, Inc.	30,244,872
20,658	Tyler Technologies, Inc.(a)	11,912,229
97,505	Workday, Inc., Class A(a)	25,159,215
		76,812,663
	SPECIALTY REITS - 2.9%
296,122	Iron Mountain, Inc.	31,125,383

	TECHNOLOGY HARDWARE - 3.5%
44,727	Dell Technologies, Inc., Class C	5,154,340
45,658	Motorola Solutions, Inc.	21,104,498
89,448	NetApp, Inc.	10,383,124
		36,641,962

See accompanying notes which are an integral part of these financial statements.

EVENTIDE DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TECHNOLOGY SERVICES - 5.0%
55,199	CDW Corporation			$9,606,834
15,652	Gartner, Inc.(a)			7,582,924
27,002	MSCI, Inc.			16,201,470
69,292	Verisk Analytics, Inc.			19,085,096
				52,476,324
	TRANSPORTATION & LOGISTICS - 1.8%
107,553	Old Dominion Freight Line, Inc.			18,972,349

	WHOLESALE - DISCRETIONARY - 1.0%
31,211	Pool Corporation			10,641,078

	TOTAL COMMON STOCKS (Cost $857,133,556)			1,027,735,477

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.3%
	ASSET MANAGEMENT — 0.3%
3,250,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	3,236,071

	TOTAL CORPORATE BONDS (Cost $3,250,000)			3,236,071

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(e)
	MONEY MARKET FUNDS - 0.0% (e)
114,478	Fidelity Money Market Government Portfolio Class I, 4.33% (Cost $114,478)(f)			114,478

	TOTAL INVESTMENTS – 98.2% (Cost $860,498,034)			$1,031,086,026
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			18,994,825
	NET ASSETS - 100.0%			$1,050,080,851

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2024, was $3,236,071, representing 0.3% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.2%
	ADVERTISING & MARKETING - 2.8%
26,552	Trade Desk, Inc. (The), Class A(a)	$3,120,657

	BIOTECH & PHARMA - 1.1%
41,084	Guardant Health, Inc.(a)	1,255,116

	ENGINEERING & CONSTRUCTION - 3.0%
61,270	Frontdoor, Inc.(a)	3,349,631

	INDUSTRIAL INTERMEDIATE PROD - 4.4%
117,653	Xometry, Inc.(a)	5,019,077

	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
13,485	Tradeweb Markets, Inc., Class A	1,765,456

	SEMICONDUCTORS - 12.7%
1,709	ASML Holding N.V. - ADR	1,184,474
9,089	Astera Labs, Inc.(a)	1,203,838
5,273	Axcelis Technologies, Inc.(a)	368,425
16,435	Entegris, Inc.	1,628,051
18,511	Lam Research Corporation	1,337,050
73,339	Lattice Semiconductor Corporation(a)	4,154,653
11,191	Micron Technology, Inc.	941,835
2,634	Monolithic Power Systems, Inc.	1,558,538
7,037	Onto Innovation, Inc.(a)	1,172,857
3,247	SiTime Corporation(a)	696,579
		14,246,300
	SOFTWARE - 47.4%
317,421	Arteris, Inc.(a)	3,234,520
33,400	AvePoint, Inc.(a)	551,434
13,114	BILL Holdings, Inc.(a)	1,110,887
5,586	Cadence Design Systems, Inc.(a)	1,678,370
16,035	Clearwater Analytics Holdings, Inc., Class A(a)	441,283
89,588	Confluent, Inc., Class A(a)	2,504,880
1,059	Constellation Software, Inc.	3,281,841

See accompanying notes which are an integral part of these financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	SOFTWARE – 47.4% (Continued)
1,634	Crowdstrike Holdings, Inc., Class A(a)	$559,089
6,070	CyberArk Software Ltd.(a)	2,022,221
13,085	Datadog, Inc., Class A(a)	1,869,716
19,385	Dayforce, Inc.(a)	1,408,126
15,964	DocuSign, Inc.(a)	1,435,802
34,243	Dynatrace, Inc.(a)	1,861,107
10,384	Elastic N.V.(a)	1,028,847
63,871	Evolent Health, Inc., Class A(a)	718,549
15,227	Gitlab, Inc.(a)	858,041
63,085	Global-e Online Ltd.(a)	3,440,024
11,043	Guidewire Software, Inc.(a)	1,861,629
2,936	HubSpot, Inc.(a)	2,045,717
15,782	Klaviyo, Inc.(a)	650,850
8,082	Manhattan Associates, Inc.(a)	2,184,080
14,517	Monday.com Ltd.(a)	3,417,881
4,549	MongoDB, Inc.(a)	1,059,053
59,821	Nutanix, Inc., Class A(a)	3,659,848
4,524	Palo Alto Networks, Inc.(a)	823,187
8,068	Paylocity Holding Corporation(a)	1,609,324
84,693	Privia Health Group, Inc.(a)	1,655,748
14,501	Procore Technologies, Inc.(a)	1,086,560
11,127	Q2 Holdings, Inc.(a)	1,119,933
8,791	Rubrik, Inc.(a)	574,580
6,384	Shopify, Inc., Class A(a)	678,811
184,417	Weave Communications, Inc.(a)	2,935,919
		53,367,857
	TECHNOLOGY HARDWARE - 8.5%
15,880	Arista Networks Inc(a)	1,755,216
17,774	Ciena Corporation(a)	1,507,413
8,337	Credo Technology Group Holding Ltd.(a)	560,330
7,723	F5, Inc.(a)	1,942,103
13,836	Lumentum Holdings, Inc.(a)	1,161,532
42,161	Pure Storage, Inc., Class A(a)	2,589,950
		9,516,544

See accompanying notes which are an integral part of these financial statements.

EVENTIDE EXPONENTIAL TECHNOLOGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 96.2% (Continued)
	TECHNOLOGY SERVICES - 14.7%
271,497	Adyen N.V. - ADR(a)			$3,980,146
74,881	ExlService Holdings, Inc.(a)			3,323,219
10,400	ICF International, Inc.			1,239,784
9,131	Jack Henry & Associates, Inc.			1,600,664
110,629	Remitly Global, Inc.(a)			2,496,897
107,512	Toast, Inc., Class A(a)			3,918,812
				16,559,522

	TOTAL COMMON STOCKS (Cost $88,055,465)			108,200,160

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 0.7%
	ASSET MANAGEMENT — 0.7%
750,000	Vision Fund International(b),(c),(d)	5.2600	11/30/25	746,786

	TOTAL CORPORATE BONDS (Cost $750,000)			746,786

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.0% (e)
	MONEY MARKET FUNDS - 0.0% (e)
12,834	Fidelity Money Market Government Portfolio Class I, 4.33% (Cost $12,834)(f)			12,834

	TOTAL INVESTMENTS - 96.9% (Cost $88,818,299)			$108,959,780
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.1%			3,484,631
	NET ASSETS - 100.0%			$112,444,411

ADR	- American Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Private investment.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2024, was $746,786, representing 0.7% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0%
	ADVERTISING & MARKETING - 3.4%
838,451	Trade Desk, Inc. (The), Class A(a)	$98,543,146

	APPAREL & TEXTILE PRODUCTS - 1.0%
142,445	Deckers Outdoor Corporation(a)	28,929,155

	BANKING - 0.5%
127,511	Pinnacle Financial Partners, Inc.	14,585,983

	BIOTECH & PHARMA - 20.8%
136,716	Alnylam Pharmaceuticals, Inc.(a)	32,170,642
2,568,543	Ardelyx, Inc.(a)	13,022,513
75,482	Argenx S.E. - ADR(a)	46,421,430
439,573	Axsome Therapeutics, Inc.(a)	37,192,272
425,298	Blueprint Medicines Corporation(a)	37,094,492
2,380,598	Celldex Therapeutics, Inc.(a)	60,157,711
1,344,376	Collegium Pharmaceutical, Inc.(a)	38,516,372
2,299,237	Guardant Health, Inc.(a)	70,241,691
422,934	Insmed, Inc.(a)	29,199,363
1,430,349	Mirum Pharmaceuticals, Inc.(a)	59,144,931
1,460,906	Scholar Rock Holding Corporation(a)	63,140,357
460,684	TransMedics Group, Inc.(a)	28,723,647
1,889,627	Verona Pharma plc - ADR(a)	87,754,278
1,640,469	Zentalis Pharmaceuticals, Inc.(a)	4,970,621
		607,750,320
	COMMERCIAL SUPPORT SERVICES - 1.8%
306,479	Waste Connections, Inc.	52,585,667

	ELECTRIC UTILITIES - 1.8%
378,700	Vistra Corporation	52,211,369

	ELECTRICAL EQUIPMENT - 7.0%
176,941	GE Vernova, LLC (a)	58,201,203
173,228	Generac Holdings, Inc.(a)	26,859,001
33,087	Hubbell, Inc.	13,859,813

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	ELECTRICAL EQUIPMENT - 7.0% (Continued)
108,514	Novanta, Inc.(a)	$16,577,684
189,717	Trane Technologies PLC	70,071,974
166,105	Vertiv Holdings Company	18,871,189
		204,440,864
	ENGINEERING & CONSTRUCTION - 1.7%
533,653	Frontdoor, Inc.(a)	29,174,809
67,645	Quanta Services, Inc.	21,379,202
		50,554,011
	FOOD - 0.6%
460,567	Vital Farms, Inc.(a)	17,358,770

	HOME CONSTRUCTION - 1.0%
211,004	DR Horton, Inc.	29,502,579

	INDUSTRIAL INTERMEDIATE PROD - 4.4%
3,013,657	Xometry, Inc.(a),(b)	128,562,608

	INDUSTRIAL SUPPORT SERVICES - 4.1%
133,555	Applied Industrial Technologies, Inc.	31,982,416
570,486	Fastenal Company	41,023,648
519,570	RB Global, Inc.	46,870,410
		119,876,474
	MEDICAL EQUIPMENT & DEVICES - 4.8%
663,539	Exact Sciences Corporation(a)	37,284,256
57,024	Intuitive Surgical, Inc.(a)	29,764,247
464,252	iRhythm Technologies, Inc.(a)	41,861,604
25,043	Mettler-Toledo International, Inc.(a)	30,644,618
		139,554,725
	OIL & GAS PRODUCERS - 4.0%
151,035	Cheniere Energy, Inc.	32,452,890
453,761	DT Midstream, Inc.	45,117,457
214,336	Targa Resources Corporation	38,258,976
		115,829,323

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	RETAIL - DISCRETIONARY - 4.3%
171,076	Lithia Motors, Inc.	$61,147,696
121,288	Lowe’s Companies, Inc.	29,933,878
30,033	O’Reilly Automotive, Inc.(a)	35,613,131
		126,694,705
	SEMICONDUCTORS - 7.6%
59,873	ASML Holding N.V. - ADR	41,496,779
487,992	Entegris, Inc.	48,340,488
519,244	Lam Research Corporation	37,504,994
748,169	Lattice Semiconductor Corporation(a)	42,383,774
345,833	Micron Technology, Inc.	29,105,305
39,318	Monolithic Power Systems, Inc.	23,264,461
		222,095,801
	SOFTWARE - 17.8%
52,732	Cadence Design Systems, Inc.(a)	15,843,857
1,034,149	Confluent, Inc., Class A(a)	28,914,806
44,414	Crowdstrike Holdings, Inc., Class A(a)	15,196,694
365,652	Datadog, Inc., Class A(a)	52,248,014
2,691,451	Evolent Health, Inc., Class A(a)	30,278,824
1,471,124	Global-e Online Ltd.(a)	80,220,393
80,944	HubSpot, Inc.(a)	56,399,351
291,221	Monday.com Ltd.(a)	68,565,072
97,616	MongoDB, Inc.(a)	22,725,981
459,321	Nutanix, Inc., Class A(a)	28,101,259
121,998	Palo Alto Networks, Inc.(a)	22,198,756
86,425	Roper Technologies, Inc.	44,928,036
921,676	Weave Communications, Inc.(a)	14,673,082
164,046	Workday, Inc., Class A(a)	42,328,789
		522,622,914
	TECHNOLOGY HARDWARE - 0.5%
133,425	Arista Networks Inc(a)	14,747,465

	TECHNOLOGY SERVICES - 5.5%
20,260	Adyen N.V.(a)	30,160,178
351,008	ExlService Holdings, Inc.(a)	15,577,735

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 95.0% (Continued)
	TECHNOLOGY SERVICES - 5.5% (Continued)
7,718	Fair Isaac Corporation(a)			$15,365,998
678,323	Remitly Global, Inc.(a)			15,309,750
2,352,452	Toast, Inc., Class A(a)			85,746,875
				162,160,536
	TRANSPORTATION & LOGISTICS - 2.4%
390,981	Old Dominion Freight Line, Inc.			68,969,048

	TOTAL COMMON STOCKS (Cost $1,956,733,545)			2,777,575,463

Shares				Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)			4,102,799

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)			4,102,799

Shares				Fair Value
	PRIVATE INVESTMENTS — 1.1%
	MEDICAL EQUIPMENT & DEVICES — 1.1%
1,881,321	Beta Bionics, Inc. Series B (a),(b),(c),(d),(e),(f)			12,792,983
665,474	Beta Bionics, Inc. Series B2(a),(b),(c),(d),(e),(f)			4,538,533
964,052	Beta Bionics, Inc. Series C(a),(b),(c),(d),(e),(f)			6,545,913
714,286	Beta Bionics, Inc. Series D(a),(b),(c),(d),(e),(f)			5,042,859
484,052	Beta Bionics, Inc. Series E(a),(b),(c),(d),(e),(f)			3,388,364
				32,308,652
	TOTAL PRIVATE INVESTMENTS (Cost $46,787,147)			32,308,652

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.0%
	ASSET MANAGEMENT — 1.0%
2,000,000	Hope Global Intl.(c),(e),(f)	4.0000	01/07/28	1,900,666
5,000,000	Vision Fund International(c),(e),(f)	4.7400	05/16/25	4,978,950
5,000,000	Vision Fund International(c),(e),(f)	5.9030	09/19/25	5,000,000

See accompanying notes which are an integral part of these financial statements.

EVENTIDE GILEAD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 1.0% (Continued)
	ASSET MANAGEMENT — 1.0% (Continued)
9,000,000	Vision Fund International(c),(e),(f)	5.2600	11/30/25	$8,961,426
5,000,000	Vision Fund International(c),(e),(f)	3.1500	12/15/25	4,877,610
5,000,000	Vision Fund International(c),(e),(f)	3.2230	12/15/26	4,771,630
				30,490,282
	TOTAL CORPORATE BONDS (Cost $31,000,000)			30,490,282

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.2%
	MEDICAL EQUIPMENT & DEVICES - 0.2%
241,013	Beta Bionics, Inc. Series C Warrant(a),(b),(c),(d),(e),(f)	02/16/32	0.01	1,636,478
500,000	Beta Bionics, Inc. Series D Warrant(a),(b),(c),(d),(e),(f)	08/28/33	0.01	3,305,000
				4,941,478
	TOTAL WARRANT (Cost $–)			4,941,478

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
5,329,195	Fidelity Money Market Government Portfolio Class I, 4.33% (Cost $5,329,195)(g)			5,329,195

	TOTAL INVESTMENTS – 97.6% (Cost $2,039,849,887)			$2,854,747,869
	OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			68,695,285
	NET ASSETS - 100.0%			$2,923,443,154

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LLC	- Limited Liability Company

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2024 was $71,843,211, representing 2.5% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security. See Note 6 for additional details.

(g)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.8%
	BIOTECH & PHARMA – 71.5%
852,845	ACADIA Pharmaceuticals, Inc.(a)	$15,649,706
102,833	Alnylam Pharmaceuticals, Inc.(a)	24,197,633
1,017,928	Annexon, Inc.(a)	5,221,971
3,015,952	Ardelyx, Inc.(a)	15,290,877
28,110	Argenx S.E. - ADR(a)	17,287,650
4,080,605	Aura Biosciences, Inc.(a),(b)	33,542,573
375,924	Avidity Biosciences, Inc.(a)	10,931,870
386,327	Axsome Therapeutics, Inc.(a)	32,687,127
560,056	Biohaven Ltd.(a)	20,918,092
434,164	Blueprint Medicines Corporation(a)	37,867,784
532,192	Bridgebio Pharma, Inc.(a)	14,603,349
1,356,186	Celldex Therapeutics, Inc.(a)	34,270,820
1,285,217	Collegium Pharmaceutical, Inc.(a)	36,821,467
609,014	Crinetics Pharmaceuticals, Inc.(a)	31,138,886
254,148	Cytokinetics, Inc.(a)	11,955,122
673,810	Dynavax Technologies Corporation(a)	8,604,554
332,277	Dyne Therapeutics, Inc.(a)	7,828,446
7,072,000	Geron Corporation(a)	25,034,880
1,452,334	Guardant Health, Inc.(a)	44,368,804
771,844	Ideaya Biosciences, Inc.(a)	19,836,391
2,220,000	Inozyme Pharma, Inc.(a)	6,149,400
675,185	Insmed, Inc.(a)	46,614,772
380,000	Keros Therapeutics, Inc.(a)	6,015,400
117,556	Korro Bio, Inc.(a)	4,475,357
95,781	Krystal Biotech, Inc.(a)	15,005,051
455,728	Kymera Therapeutics, Inc.(a)	18,333,937
1,234,834	Lexeo Therapeutics, Inc.(a)	8,125,208
1,166,914	Mirum Pharmaceuticals, Inc.(a)	48,251,895
6,650,000	Nektar Therapeutics(a)	6,184,500
2,682,083	Relay Therapeutics, Inc.(a)	11,050,182
372,229	REVOLUTION Medicines, Inc.(a)	16,281,296
770,691	Rocket Pharmaceuticals, Inc.(a)	9,687,586
272,954	Sarepta Therapeutics, Inc.(a)	33,188,477

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.8% (Continued)
	BIOTECH & PHARMA – 71.5% (Continued)
1,188,529	Scholar Rock Holding Corporation(a)	$51,368,224
640,000	Silence Therapeutics plc - ADR(a)	4,403,200
1,178,062	Syndax Pharmaceuticals, Inc.(a)	15,573,980
718,814	TG Therapeutics, Inc.(a)	21,636,301
214,000	TransMedics Group, Inc.(a)	13,342,900
67,825	United Therapeutics Corporation(a)	23,931,373
383,454	Vaxcyte, Inc.(a)	31,389,544
1,230,000	Verona Pharma plc - ADR(a)	57,121,200
442,697	Viking Therapeutics, Inc.(a)	17,814,127
2,825,120	Zentalis Pharmaceuticals, Inc.(a)	8,560,114
		922,562,026
	MEDICAL EQUIPMENT & DEVICES - 14.6%
1,265,653	Celcuity, Inc.(a)	16,567,398
565,546	Exact Sciences Corporation(a)	31,778,030
619,649	Inari Medical, Inc.(a)	31,633,081
125,090	Inspire Medical Systems, Inc.(a)	23,189,184
272,092	iRhythm Technologies, Inc.(a)	24,534,536
124,874	PROCEPT BioRobotics Corporation(a)	10,054,854
615,000	Quanterix Corporation(a)	6,537,450
119,000	Repligen Corporation(a)	17,128,860
677,883	Veracyte, Inc.(a)	26,844,166
		188,267,559
	SOFTWARE - 2.7%
1,778,479	Evolent Health, Inc., Class A(a)	20,007,888
737,694	Privia Health Group, Inc.(a)	14,421,918
		34,429,806

	TOTAL COMMON STOCKS (Cost $1,042,924,709)	1,145,259,391

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA - 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR(a),(c),(d),(e),(f)	$1,574,879

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,574,879

Shares		Fair Value
	PRVATE INVESTMENTS — 5.2%
	BIOTECH & PHARMA — 3.0%
20,482,289	Avalyn Pharma Inc. Series C1(a),(c),(d),(e),(f)	15,000,000
295,276	BioSplice Therapeutics, Inc. Series B-1(a),(c),(d),(e),(f)	—
5,000,000	Casma Therapeutics, Inc. Series B1(a),(b),(c),(d),(e),(f)	523,250
5,000,000	Casma Therapeutics, Inc. Series B2(a),(b),(c),(d),(e),(f)	523,250
1,820,413	Casma Therapeutics, Inc. Series C1(a),(b),(c),(d),(e),(f)	190,506
2,479,882	Casma Therapeutics, Inc. Series C2(a),(b),(c),(d),(e),(f)	259,520
1,017,770	Evida BioSciences, Inc.(a),(b),(c),(d),(e),(f)	702,261
1,097,561	Flare Therapeutics, Inc. Series A(a),(c),(d),(e),(f)	1,320,366
902,439	Flare Therapeutics, Inc. Series A2(a),(c),(d),(e),(f)	1,085,634
1,952,962	Flare Therapeutics, Inc. Series B(a),(c),(d),(e),(f)	2,349,413
930,436	Freenome Holdings, Inc. Series D(a),(c),(d),(e),(f)	1,526,101
133,941	Freenome Holdings, Inc. Series F(a),(c),(d),(e),(f)	219,690
5,000,000	Goldfinch Biopharma, Inc. Series A(a),(b),(c),(d),(e),(f)	—
8,474,576	Goldfinch Biopharma, Inc. Series B(a),(b),(c),(d),(e),(f)	—
4,237,288	Goldfinch Biopharma, Inc. Series B2(a),(b),(c),(d),(e),(f)	—
763,319	Kojin Therapeutics, Inc. Series A-1(a),(c),(d),(e),(f)	467,228
763,319	Kojin Therapeutics, Inc. Series A-2(a),(c),(d),(e),(f)	467,228
1,489,958	Shoreline Biosciences Series B(a),(c),(d),(e),(f)	14,005,605
		38,640,052

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	PRVATE INVESTMENTS — 5.2% (Continued)
	HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
545,331	Kestra Medical Technologies Series D(a),(c),(d),(e),(f)			$8,000,000

	MEDICAL EQUIPMENT & DEVICES — 1.6%
940,660	Beta Bionics, Inc. Series B(a),(b),(c),(d),(e),(f)			6,396,488
809,360	Beta Bionics, Inc. Series B2(a),(b),(c),(d),(e),(f)			5,519,835
482,026	Beta Bionics, Inc. Series C(a),(b),(c),(d),(e),(f)			3,272,956
476,190	Beta Bionics, Inc. Series D(a),(b),(c),(d),(e),(f)			3,361,901
322,701	Beta Bionics, Inc. Series E(a),(b),(c),(d),(e),(f)			2,258,907
				20,810,087

	TOTAL PRIVATE INVESTMENTS (Cost $128,779,493)			67,450,139

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.0%(g)
	BIOTECH & PHARMA — 0.0%(g)
3,500,000	Biosplice Therapeutics Inc. Series C PIK(c),(d),(e),(f)	1.0500	03/12/25	394,520

	TOTAL CONVERTIBLE BONDS (Cost $3,500,000)			394,520

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.2%
	BIOTECH & PHARMA - 0.0%(g)
105,933	Biosplice Therapeutics, Inc. Series C Warrant(a),(c),(d),(e),(f)	09/12/27	0.98	—

	MEDICAL EQUIPMENT & DEVICES - 0.2%
120,500	Beta Bionics, Inc. Series C Warrant(a),(b),(c),(d),(e),(f)	02/16/32	0.01	818,195
333,333	Beta Bionics, Inc. Series D Warrant(a),(b),(c),(d),(e),(f)	08/28/33	0.01	2,203,331
				3,021,526

	TOTAL WARRANT (Cost $–)			3,021,526

See accompanying notes which are an integral part of these financial statements.

EVENTIDE HEALTHCARE & LIFE SCIENCES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS – 2.3%
3,480,199	Fidelity Money Market Government Portfolio Class I, 4.33%(h)	$3,480,199
25,529,147	First American Government Obligations Fund Class U, 4.40%(h)	25,529,147

	TOTAL SHORT-TERM INVESTMENTS (Cost $29,009,346)	29,009,346

	TOTAL INVESTMENTS – 96.6% (Cost $1,204,213,548)	$1,246,709,801
	OTHR ASSETS IN EXCESS OF LIABILITIES – 3.4%	43,150,456
	NET ASSETS - 100.0%	$1,289,860,257

ADR	- American Depositary Receipt

CVR	- Contingent Value Rights

LTD	- Limited Company

PIK	- Payment in Kind

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2024 was $72,441,065, representing 5.6% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Private investment.

(f)	Restricted security. See Note 6 for additional details.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 0.9%
11,736	Trade Desk, Inc. (The), Class A(a)	$1,379,332

	BANKING - 2.0%
178,961	Huntington Bancshares, Inc.	2,911,695

	BIOTECH & PHARMA - 5.1%
4,759	Amgen, Inc.	1,240,386
3,989	Eli Lilly & Company	3,079,508
130,731	Royalty Pharma plc, Class A	3,334,947
		7,654,841
	CHEMICALS - 8.4%
18,065	Linde plc	7,563,274
14,438	Sherwin-Williams Company (The)	4,907,909
		12,471,183
	COMMERCIAL SUPPORT SERVICES - 1.4%
10,524	Republic Services, Inc.	2,117,218

	CONTAINERS & PACKAGING - 1.2%
33,822	International Paper Company	1,820,300

	ELECTRIC UTILITIES - 7.3%
9,619	Constellation Energy Corporation	2,151,866
25,863	Entergy Corporation	1,960,933
24,713	Public Service Enterprise Group, Inc.	2,088,001
57,376	Southern Company (The)	4,723,193
		10,923,993
	ELECTRICAL EQUIPMENT - 6.7%
12,629	GE Vernova, LLC(a)	4,154,057
15,694	Trane Technologies PLC	5,796,579
		9,950,636
	HOME CONSTRUCTION - 2.5%
26,390	DR Horton, Inc.	3,689,850

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INDUSTRIAL REIT - 1.0%
14,471	Prologis, Inc.	$1,529,585

	INSURANCE - 2.0%
10,379	Arthur J Gallagher & Company	2,946,079

	MEDICAL EQUIPMENT & DEVICES - 3.4%
25,947	Boston Scientific Corporation(a)	2,317,586
2,201	Mettler-Toledo International, Inc.(a)	2,693,320
		5,010,906
	OIL & GAS PRODUCERS - 3.6%
99,109	Williams Companies, Inc. (The)	5,363,779

	RETAIL - DISCRETIONARY - 8.5%
12,370	Ferguson Enterprises, Inc.	2,147,061
9,266	Home Depot, Inc. (The)	3,604,381
6,346	Lowe’s Companies, Inc.	1,566,193
4,461	O’Reilly Automotive, Inc.(a)	5,289,854
		12,607,489
	SEMICONDUCTORS - 10.8%
4,669	Advanced Micro Devices, Inc.(a)	563,969
2,142	ASML Holding N.V. - ADR	1,484,577
20,730	Broadcom, Inc.	4,806,043
2,471	KLA Corporation	1,557,027
14,260	Lam Research Corporation	1,030,000
49,133	NVIDIA Corporation	6,598,070
		16,039,686
	SOFTWARE - 19.2%
16,498	Cadence Design Systems, Inc.(a)	4,956,989
8,998	Datadog, Inc., Class A(a)	1,285,724
8,067	Intuit, Inc.	5,070,110
12,219	Roper Technologies, Inc.	6,352,046
5,712	ServiceNow, Inc.(a)	6,055,405
18,623	Workday, Inc., Class A(a)	4,805,293
		28,525,567

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LARGE CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SPECIALTY FINANCE - 2.4%
12,236	American Express Company	$3,631,523

	TECHNOLOGY HARDWARE - 4.4%
18,447	Arista Networks Inc(a)	2,038,947
8,441	Dell Technologies, Inc., Class C	972,741
7,582	Motorola Solutions, Inc.	3,504,628
		6,516,316
	TECHNOLOGY SERVICES - 6.6%
6,623	CDW Corporation	1,152,667
17,365	S&P Global, Inc.	8,648,291
		9,800,958
	TRANSPORTATION & LOGISTICS - 1.9%
6,964	Old Dominion Freight Line, Inc.	1,228,450
7,004	Union Pacific Corporation	1,597,192
		2,825,642

	TOTAL COMMON STOCKS (Cost $138,896,982)	147,716,578

	TOTAL INVESTMENTS - 99.3% (Cost $138,896,982)	$147,716,578
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	1,058,590
	NET ASSETS - 100.0%	$148,775,168

ADR	- American Depositary Receipt

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.9%
	AUTO LOAN — 1.6%
1,000,000	CarMax Auto Owner Trust Series 2021-2 C		1.3400	02/16/27	$986,452
1,500,000	CarMax Auto Owner Trust Series 2021-2 D		1.5500	10/15/27	1,479,954
					2,466,406
	OTHER ABS — 1.3%
1,975,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	5.3980	04/17/28	1,983,428

	TOTAL ASSET BACKED SECURITIES (Cost $4,476,624)				4,449,834

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 61.6%
	ASSET MANAGEMENT — 0.5%
750,000	Hope Global Intl (c),(d),(e)		4.6000	10/10/28	714,920

	AUTOMOTIVE — 0.6%
1,000,000	Honda Motor Company Ltd.		2.2710	03/10/25	995,414

	BANKING — 5.8%
1,750,000	Huntington Bancshares, Inc.		2.5500	02/04/30	1,541,481
2,975,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.330%	6.0700	10/22/27	3,044,746
1,760,000	M&T Bank Corporation(b)	SOFRRATE + 0.930%	4.8330	01/16/29	1,752,605
2,750,000	Royal Bank of Canada		1.1500	07/14/26	2,613,672
					8,952,504
	BIOTECH & PHARMA — 1.2%
2,000,000	Zoetis, Inc.		3.9000	08/20/28	1,939,740

	CHEMICALS — 1.0%
1,500,000	Sherwin-Williams Company (The)		4.5500	03/01/28	1,488,859

	COMMERCIAL SUPPORT SERVICES — 1.3%
2,000,000	Waste Management, Inc.		4.9500	07/03/27	2,021,543

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 61.6% (Continued)
	CONSTRUCTION MATERIALS — 0.9%
1,475,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	$1,455,137

	ELECTRIC UTILITIES — 10.0%
2,000,000	AES Corporation (The)		1.3750	01/15/26	1,926,312
2,000,000	Constellation Energy Generation, LLC		5.6000	03/01/28	2,040,355
2,500,000	Duke Energy Florida, LLC		2.5000	12/01/29	2,243,931
1,525,000	Georgia Power Company Series 2016-A		3.2500	04/01/26	1,500,093
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,564,232
2,500,000	National Rural Utilities Cooperative Finance		4.8500	02/07/29	2,503,936
1,000,000	NextEra Energy Capital Holdings, Inc.		4.9000	02/28/28	1,001,628
1,750,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 2.409%	4.8000	12/01/77	1,686,132
					15,466,619
	ELECTRICAL EQUIPMENT — 1.5%
2,350,000	Lennox International, Inc.		5.5000	09/15/28	2,389,222

	ENGINEERING & CONSTRUCTION — 3.4%
1,550,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,525,710
1,850,000	MasTec, Inc.(a)		4.5000	08/15/28	1,795,460
2,000,000	Quanta Services, Inc.		4.7500	08/09/27	1,998,037
					5,319,207
	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
1,375,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	1,270,895

	HOME & OFFICE PRODUCTS — 0.7%
1,250,000	Tempur Sealy International, Inc.(a)		4.0000	04/15/29	1,152,912

	HOME CONSTRUCTION — 2.0%
1,600,000	M/I Homes, Inc.		4.9500	02/01/28	1,554,001
1,600,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,513,743
					3,067,744
	INDUSTRIAL SUPPORT SERVICES — 1.0%
1,575,000	United Rentals North America, Inc.		3.8750	11/15/27	1,510,040

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 61.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
2,500,000	Nasdaq, Inc.		5.3500	06/28/28	$2,537,506

	INSURANCE — 2.9%
2,750,000	Aflac, Inc.		1.1250	03/15/26	2,638,573
500,000	Brown & Brown, Inc.		4.5000	03/15/29	490,194
1,425,000	Pacific Life Global Funding II(a)		1.3750	04/14/26	1,368,648
					4,497,415
	MACHINERY — 2.3%
1,600,000	Mueller Water Products, Inc.(a)		4.0000	06/15/29	1,485,874
2,250,000	Xylem, Inc./NY		1.9500	01/30/28	2,063,787
					3,549,661
	OIL & GAS PRODUCERS — 3.7%
2,200,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,131,489
1,900,000	Diamondback Energy, Inc.		3.5000	12/01/29	1,766,526
1,400,000	EQT Corporation		5.7000	04/01/28	1,421,699
500,000	Plains All American Pipeline, L.P. / PAA Finance		3.5500	12/15/29	465,181
					5,784,895
	REAL ESTATE INVESTMENT TRUSTS — 7.2%
1,675,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	1,654,725
2,000,000	American Tower Corporation		5.2500	07/15/28	2,013,317
2,250,000	Equinix, Inc.		1.5500	03/15/28	2,028,604
1,525,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		8.0000	06/15/27	1,591,260
1,500,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,468,386
2,500,000	Welltower OP, LLC		2.7000	02/15/27	2,402,935
					11,159,227
	RETAIL - DISCRETIONARY — 4.6%
1,600,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,534,831
2,500,000	AutoZone, Inc.		4.5000	02/01/28	2,478,021
1,500,000	Builders FirstSource, Inc.(a)		5.0000	03/01/30	1,430,941
1,650,000	Home Depot, Inc. (The)		4.8750	06/25/27	1,666,209
					7,110,002

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal		Coupon Rate
Amount ($)	Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 61.6% (Continued)
	SEMICONDUCTORS — 3.2%
2,300,000	Broadcom, Inc.	4.1100	09/15/28	$2,248,357
1,475,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.5000	05/11/31	1,258,061
1,625,000	Synaptics, Inc.(a)	4.0000	06/15/29	1,482,862
				4,989,280
	SOFTWARE — 3.0%
2,675,000	Roper Technologies, Inc.	4.2000	09/15/28	2,614,165
2,150,000	Workday, Inc.	3.5000	04/01/27	2,095,821
				4,709,986
	TECHNOLOGY SERVICES — 1.0%
281,000	Verisk Analytics, Inc.	4.0000	06/15/25	279,976
1,275,000	Verisk Analytics, Inc.	4.1250	03/15/29	1,236,084
				1,516,060
	WHOLESALE - CONSUMER STAPLES — 1.4%
1,000,000	Sysco Corporation	3.7500	10/01/25	993,911
1,250,000	Sysco Corporation	2.4000	02/15/30	1,104,941
				2,098,852
	TOTAL CORPORATE BONDS (Cost $96,689,369)			95,697,640

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.7%
	COMBINED UTILITIES — 1.0%
1,525,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,540,371

	COUNTY — 0.7%
1,115,000	City & County of Honolulu, HI	2.5180	10/01/26	1,080,483

	SINGLE-FAMILY HOUSING — 2.6%
305,000	Illinois Housing Development Authority	5.0940	04/01/30	307,308
1,000,000	Illinois Housing Development Authority	5.2440	04/01/31	1,009,581
30,000	Maryland Community Development Administration	3.2420	09/01/48	29,689

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 5.7% (Continued)
	SINGLE-FAMILY HOUSING — 2.6% (Continued)
2,150,000	Virginia Housing Development Authority 4.8570			10/01/29	$2,159,387
500,000	Virginia Housing Development Authority		4.9140	04/01/30	502,014
					4,007,979
	STATE — 0.2%
300,000	State of Oregon		0.8950	05/01/25	296,615

	WATER AND SEWER — 1.2%
2,000,000	Boston Water & Sewer Commission		0.9650	11/01/25	1,947,528

	TOTAL MUNICIPAL BONDS (Cost $9,044,169)				8,872,976

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.1%
	AGENCY FIXED RATE — 5.9%
842,287	Fannie Mae Pool MA4656		4.5000	07/01/52	793,852
1,536,058	Fannie Mae Pool MA5072		5.5000	06/01/53	1,518,481
1,849,965	Fannie Mae Pool CB7331		5.5000	10/01/53	1,829,842
1,562,655	Fannie Mae Pool MA5165		5.5000	10/01/53	1,543,285
2,584,430	Freddie Mac Pool SD8258		5.0000	10/01/52	2,502,577
1,054,379	Ginnie Mae II Pool MA7107		2.5000	01/20/36	960,427
					9,148,464
	AGENCY HYBRID ARMS — 0.0%(f)
5,568	Ginnie Mae II Pool 82903(b)	H15T1Y + 1.500%	4.6250	08/20/41	5,632

	ARMS — 0.0%(e)
1,593	Fannie Mae Pool 791573(b)	H15T1Y + 2.170%	7.2950	08/01/34	1,631
54	Ginnie Mae II Pool 8595(b)	H15T1Y + 1.500%	4.6250	02/20/25	54
94	Ginnie Mae II Pool 8660(b)	H15T1Y + 1.500%	4.6250	07/20/25	94
9,998	Ginnie Mae II Pool 80569(b)	H15T1Y + 1.500%	4.6250	01/20/32	10,098
1,235	Ginnie Mae II Pool 80659(b)	H15T1Y + 1.500%	3.7500	12/20/32	1,246
					13,123

See accompanying notes which are an integral part of these financial statements.

EVENTIDE LIMITED-TERM BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 27.1% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 11.4%
2,000,000	Federal Home Loan Mortgage Corporation		4.2500	10/23/26	$1,993,103
1,750,000	Federal Home Loan Mortgage Corporation		4.6000	06/17/27	1,749,480
2,000,000	Federal Home Loan Mortgage Corporation		4.8750	10/15/27	1,996,559
2,250,000	Federal Home Loan Mortgage Corporation		4.7500	10/21/27	2,246,289
2,575,000	Federal National Mortgage Association		6.2500	05/15/29	2,765,846
2,500,000	Federal National Mortgage Association		7.1250	01/15/30	2,801,634
1,250,000	Federal National Mortgage Association		7.2500	05/15/30	1,417,190
2,500,000	Federal National Mortgage Association		6.6250	11/15/30	2,771,986
					17,742,087
	GOVERNMENT SPONSORED — 9.8%
2,250,000	Federal Farm Credit Banks Funding Corporation		5.2300	05/20/26	2,253,027
1,500,000	Federal Farm Credit Banks Funding Corporation		4.6700	11/05/26	1,499,275
1,250,000	Federal Farm Credit Banks Funding Corporation		4.2800	12/17/26	1,246,720
1,000,000	Federal Farm Credit Banks Funding Corporation		4.5000	03/26/27	1,005,152
1,250,000	Federal Farm Credit Banks Funding Corporation		3.5000	06/23/27	1,227,382
2,000,000	Federal Farm Credit Banks Funding Corporation		4.6700	12/02/27	1,999,692
2,250,000	Federal Farm Credit Banks Funding Corporation		4.3750	02/28/28	2,250,290
1,500,000	Federal Farm Credit Banks Funding Corporation		3.7800	06/08/28	1,464,956
1,000,000	Federal Farm Credit Banks Funding Corporation		4.2500	12/15/28	996,407
1,250,000	Federal Farm Credit Banks Funding Corporation		3.5000	09/10/29	1,202,779
					15,145,680
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $42,615,809)				42,054,986

	TOTAL INVESTMENTS – 97.3% (Cost $152,825,971)				$151,075,436
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.7%				4,131,715
	NET ASSETS - 100.0%				$155,207,151

LLC	Limited Liability Company

LP	Limited Partnership

LTD	Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $19,525,256 or 12.6% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of December 31, 2024 was $714,920, representing 0.5% of net assets.

(d)	Restricted security. See Note 6 for additional details.

(e)	Private investment.

(f)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$340,545,770	$152,729,073	$860,498,034	$88,818,299	$1,943,958,415
Affiliated investments at cost	—	—	—	—	95,891,472
Total Investments at cost	340,545,770	152,729,073	860,498,034	88,818,299	2,039,849,887
Unaffiliated investments at value	$375,509,284	$147,470,104	$1,031,086,026	$108,959,780	$2,688,935,131
Affiliated investments at value	—	—	—	—	165,812,738
Total investments at value	375,509,284	147,470,104	1,031,086,026	108,959,780	2,854,747,869
Cash held at custodian	4,950,247	1,959,679	20,086,017	5,592,815	73,405,295
Cash held at broker	114,165	—	110,180	(1,927,209)	177,766
Receivable for securities sold	—	—	—	—	699,331
Receivable for Fund shares sold	195,321	305,142	1,550,058	99,306	857,408
Dividends and interest receivable	1,805,053	1,457,640	1,095,955	28,091	1,039,927
Prepaid expenses and other assets	53,163	—	121,434	24,745	126,976
TOTAL ASSETS	382,627,233	151,192,565	1,054,049,670	112,777,528	2,931,054,572

LIABILITIES
Payable for investments purchased	712,193	—	2,266,107	—	—
Payable for Fund shares repurchased	167,684	62,617	715,547	140,283	3,512,714
Advisory fees payable	232,596	31,108	661,216	87,984	2,636,310
Distribution (12b-1) fees payable	88,674	12,848	151,474	28,868	133,462
Payable to related parties	77,008	32,544	141,883	27,078	386,514
Accrued expenses and other liabilities	124,861	10,169	32,592	48,904	942,418
TOTAL LIABILITIES	1,403,016	149,286	3,968,819	333,117	7,611,418
NET ASSETS	$381,224,217	$151,043,279	$1,050,080,851	$112,444,411	$2,923,443,154

Composition of Net Assets:
Paid in capital	$338,461,240	$170,945,729	$862,084,353	$133,483,319	$1,690,719,366
Accumulated earnings (losses)	42,762,977	(19,902,450)	187,996,498	(21,038,908)	1,232,723,788
NET ASSETS	$381,224,217	$151,043,279	$1,050,080,851	$112,444,411	$2,923,443,154

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$18,681,727	$37,121,498	$83,449,649	$19,487,540	$358,033,897
Shares of beneficial interest outstanding (a)	1,316,577	4,596,723	4,470,918	1,466,504	7,189,152
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.19	$8.08	$18.66	$13.29	$49.80

Class A Shares:
Net Assets	$32,670,807	$695,692	$60,580,661	$8,576,360	$304,262,985
Shares of beneficial interest outstanding (a)	2,297,814	85,777	3,243,834	645,741	6,155,804
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.22	$8.11	$18.68	$13.28	$49.43
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$15.09	$8.60	$19.82	$14.09	$52.45

Class C Shares:
Net Assets	$16,461,570	$600,449	$24,194,537	$2,433,617	$148,278,613
Shares of beneficial interest outstanding (a)	1,166,567	74,831	1,313,200	189,583	3,457,218
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.11	$8.02	$18.42	$12.84	$42.89

Class I Shares:
Net Assets	$313,410,113	$112,625,640	$881,856,004	$81,946,894	$2,112,867,659
Shares of beneficial interest outstanding (a)	22,083,495	13,946,009	47,204,028	6,107,617	40,953,534
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$14.19	$8.08	$18.68	$13.42	$51.59

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2024

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$1,105,185,044	$138,896,982	$152,825,971
Affiliated investments at cost	99,028,504	—	—
Investments at cost	1,204,213,548	138,896,982	152,825,971
Unaffiliated investments at value	$1,187,136,826	$147,716,578	$151,075,436
Affiliated investments at value	59,572,975	—	—
Total investments at value	1,246,709,801	147,716,578	151,075,436
Cash held at custodian	47,640,573	246,466	2,844,647
Cash held at broker	118,982	—	—
Receivable for securities sold	1,204,344	725,326	—
Receivable for Fund shares sold	783,721	187,688	88,318
Dividends and interest receivable	301,964	61,509	1,477,485
Prepaid expenses and other assets	74,866	115,169	48,989
TOTAL ASSETS	1,296,834,251	149,052,736	155,534,875

LIABILITIES
Payable for Fund shares repurchased	5,036,639	225,371	177,801
Advisory fees payable	1,256,962	46,688	58,020
Distribution (12b-1) fees payable	67,765	—	4,724
Payable to related parties	210,384	5,509	49,851
Accrued expenses and other liabilities	402,244	—	37,328
TOTAL LIABILITIES	6,973,994	277,568	327,724
NET ASSETS	$1,289,860,257	$148,775,168	$155,207,151

Composition of Net Assets:
Paid in capital	$1,297,302,791	$141,137,062	$165,761,987
Accumulated earnings (losses)	(7,442,534)	7,638,106	(10,554,836)
NET ASSETS	$1,289,860,257	$148,775,168	$155,207,151

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$69,700,639	$14,701,650	$18,372,484
Shares of beneficial interest outstanding (a)	2,147,325	1,058,257	1,847,640
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$32.46	$13.89	$9.94

Class A Shares:
Net Assets	$106,936,597	$2,910,657	$4,382,312
Shares of beneficial interest outstanding (a)	3,321,211	209,943	439,578
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$32.20	$13.86	$9.97
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$34.16	$14.71	$10.58

Class C Shares:
Net Assets	$44,970,059	$499,208	$1,524,389
Shares of beneficial interest outstanding (a)	1,538,225	36,598	153,995
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$29.24	$13.64	$9.90

Class I Shares:
Net Assets	$1,068,252,962	$130,663,653	$130,927,966
Shares of beneficial interest outstanding (a)	32,113,589	9,383,105	12,821,001
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$33.26	$13.93	$10.21

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

		Eventide	Eventide	Eventide
	Eventide	Core Bond	Dividend	Exponential	Eventide
	Balanced	Fund	Growth Fund	Technologies Fund	Gilead Fund
INVESTMENT INCOME
Dividend income	$1,756,655	$—	$7,742,033	$54,707	$5,023,074
Interest	3,621,330	3,456,862	569,043	169,121	3,317,237
Less: Foreign dividend withholding taxes	—	—	—	(780)	(109,141)
TOTAL INVESTMENT INCOME	5,377,985	3,456,862	8,311,076	223,048	8,231,170

EXPENSES
Investment advisory fees	1,180,931	251,394	3,621,059	634,972	15,770,683
Distribution (12b-1) fees:
Class N	20,986	37,450	88,875	19,088	408,268
Class A	40,682	862	72,814	10,409	400,159
Class C	83,671	2,730	115,586	12,180	803,883
Shareholder servicing fees	170,500	73,178	400,672	86,587	1,982,296
Printing and postage expenses	1,499	16,051	88,638	25,069	187,934
Financial administration/fund accounting fees	85,781	46,067	165,142	23,855	462,163
Registration fees	50,325	34,040	59,800	46,000	78,200
Legal administration/management services fees	40,658	15,360	103,039	11,923	334,836
Transfer agent fees	21,457	8,697	34,504	16,026	160,944
Custodian fees	11,445	2,734	17,388	7,131	96,395
Legal fees	13,300	14,004	23,746	16,119	13,282
Compliance officer fees	9,260	5,895	11,798	5,241	49,341
Audit fees	9,999	1,782	8,118	3,003	61,453
Trustees fees and expenses	7,250	7,303	7,303	7,303	9,599
Insurance expense	6,405	1,840	10,120	1,840	59,800
Other expenses	2,200	1,201	1,453	1,202	3,006
TOTAL EXPENSES	1,756,349	520,588	4,830,055	927,948	20,882,242
Less: Fees waived/reimbursed by the Advisor	—	(50,469)	—	(68,402)	—
Plus: Recapture of fees previously waived	701	—	—	—	—
NET EXPENSES	1,757,050	470,119	4,830,055	859,546	20,882,242
NET INVESTMENT INCOME (LOSS)	3,620,935	2,986,743	3,481,021	(636,498)	(12,651,072)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	18,452,451	(646,923)	47,598,991	18,224,652	605,958,279
Affiliated investments (See Note 5)	—	—	—	—	(50,817,215)
Foreign currency transactions	—	—	—	—	(47,028)
Net realized gain (loss):	18,452,451	(646,923)	47,598,991	18,224,652	555,094,036
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(7,132,873)	334,069	(4,322,471)	(6,074,216)	(569,600,593)
Affiliated investments (See Note 5)	—	—	—	—	182,487,440
Net change in unrealized appreciation:	(7,132,873)	334,069	(4,322,471)	(6,074,216)	(387,113,153)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	11,319,578	(312,854)	43,276,520	12,150,436	167,980,883

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,940,513	$2,673,889	$46,757,541	$11,513,938	$155,329,811

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2024

	Eventide	Eventide	Eventide
	Healthcare &	Large Cap	Limited-Term
	Life Sciences Fund	Focus Fund	Bond Fund
INVESTMENT INCOME
Dividend income	$—	$823,275	$—
Interest	1,602,555	98,527	3,129,740
Less: Foreign dividend withholding taxes	—	(1,074)	—
TOTAL INVESTMENT INCOME	1,602,555	920,728	3,129,740

EXPENSES
Investment advisory fees	8,152,133	508,183	236,285
Distribution (12b-1) fees:
Class N	86,413	16,044	18,676
Class A	155,306	2,954	5,677
Class C	275,772	2,031	7,992
Shareholder servicing fees	863,058	28,588	67,466
Financial administration/fund accounting fees	233,118	23,580	38,097
Legal administration/management services fees	153,893	14,461	15,834
Transfer agent fees	88,765	18,363	13,899
Printing and postage expenses	135,311	53,130	1,021
Registration fees	64,400	32,225	36,800
Audit fees	26,699	511	1,796
Custodian fees	42,196	8,515	4,227
Insurance expense	26,680	552	2,760
Compliance officer fees	23,870	3,939	6,580
Legal fees	18,494	19,346	11,703
Trustees fees and expenses	6,855	7,303	7,303
Other expenses	2,202	751	955
TOTAL EXPENSES	10,355,165	740,476	477,071
Less: Fees waived/reimbursed by the Advisor	—	(63,939)	(25,366)
NET EXPENSES	10,355,165	676,537	451,705

NET INVESTMENT INCOME (LOSS)	(8,752,610)	244,191	2,678,035

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	41,002,511	682,816	(223,517)
Affiliated investments (See Note 5)	(47,048,545)	—	—
Net realized gain (loss):	(6,046,034)	682,816	(223,517)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(86,187,624)	1,295,035	1,063,312
Affiliated investments (See Note 5)	75,522,317	—	—
Net change in unrealized appreciation (depreciation):	(10,665,307)	1,295,035	1,063,312

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(16,711,341)	1,977,851	839,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,463,951)	$2,222,042	$3,517,830

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,620,935	$5,685,090
Net realized gain	18,452,451	3,359,942
Distributions of long term capital gains from underlying investment companies	—	2,982
Net change in unrealized appreciation (depreciation)	(7,132,873)	32,146,544
Net increase in net assets resulting from operations	14,940,513	41,194,558

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(172,081)	(422,597)
Class A	(267,611)	(408,420)
Class C	(72,573)	(129,472)
Class I	(3,030,475)	(4,928,123)
Total distributions to shareholders	(3,542,740)	(5,888,612)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,245,039	9,079,352
Class A	3,684,005	7,382,970
Class C	1,606,430	2,465,144
Class I	39,137,183	99,214,636
Net asset value of shares issued in reinvestment of distributions:
Class N	161,204	399,727
Class A	242,015	363,434
Class C	68,032	120,546
Class I	2,759,327	4,513,376
Payments for shares repurchased:
Class N	(6,780,731)	(20,672,373)
Class A	(2,307,244)	(5,867,639)
Class C	(1,701,497)	(4,339,723)
Class I	(48,807,101)	(81,509,861)
Net increase (decrease) in net assets from shares of beneficial interest	(9,693,338)	11,149,589

TOTAL INCREASE IN NET ASSETS	1,704,435	46,455,535

NET ASSETS
Beginning of Period/Year	379,519,782	333,064,247
End of Period/Year	$381,224,217	$379,519,782

See accompanying notes to financial statements.

Eventide Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	155,813	702,251
Shares Reinvested	11,124	30,806
Shares Repurchased	(469,443)	(1,575,339)
Net decrease in shares of beneficial interest outstanding	(302,506)	(842,282)

Class A:
Shares Sold	255,451	556,790
Shares Reinvested	16,654	27,746
Shares Repurchased	(160,042)	(450,768)
Net increase in shares of beneficial interest outstanding	112,063	133,768

Class C:
Shares Sold	110,934	189,180
Shares Reinvested	4,708	9,284
Shares Repurchased	(118,397)	(336,562)
Net decrease in shares of beneficial interest outstanding	(2,755)	(138,098)

Class I:
Shares Sold	2,707,864	7,563,324
Shares Reinvested	190,346	345,405
Shares Repurchased	(3,384,244)	(6,292,309)
Net increase (decrease) in shares of beneficial interest outstanding	(486,034)	1,616,420

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$2,986,743	$3,858,167
Net realized loss	(646,923)	(2,770,122)
Net change in unrealized appreciation	334,069	2,371,706
Net increase in net assets resulting from operations	2,673,889	3,459,751

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(760,540)	(1,109,828)
Class A	(13,940)	(14,181)
Class C	(9,666)	(7,752)
Class I	(2,396,110)	(2,637,606)
Total distributions to shareholders	(3,180,256)	(3,769,367)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	3,699,882	7,288,166
Class A	97,608	392,447
Class C	110,804	324,177
Class I	24,814,662	96,894,042
Net asset value of shares issued in reinvestment of distributions:
Class N	758,785	1,106,587
Class A	13,857	14,053
Class C	9,138	7,478
Class I	1,513,063	1,570,467
Payments for shares repurchased:
Class N	(2,734,401)	(10,033,040)
Class A	(21,114)	(206,432)
Class C	(8,746)	(57,303)
Class I	(14,008,784)	(37,064,233)
Net increase in net assets from shares of beneficial interest	14,244,754	60,236,409

TOTAL INCREASE IN NET ASSETS	13,738,387	59,926,793

NET ASSETS
Beginning of Period/Year	137,304,892	77,378,099
End of Period/Year	$151,043,279	$137,304,892

See accompanying notes to financial statements.

Eventide Core Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	446,221	896,472
Shares Reinvested	92,429	136,943
Shares Repurchased	(329,563)	(1,241,562)
Net increase (decrease) in shares of beneficial interest outstanding	209,087	(208,147)

Class A:
Shares Sold	11,787	47,998
Shares Reinvested	1,680	1,728
Shares Repurchased	(2,566)	(25,196)
Net increase in shares of beneficial interest outstanding	10,901	24,530

Class C:
Shares Sold	13,518	40,205
Shares Reinvested	1,122	929
Shares Repurchased	(1,070)	(7,073)
Net increase in shares of beneficial interest outstanding	13,570	34,061

Class I:
Shares Sold	2,995,976	12,040,793
Shares Reinvested	184,425	193,765
Shares Repurchased	(1,696,026)	(4,596,461)
Net increase in shares of beneficial interest outstanding	1,484,375	7,638,097

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,481,021	$3,693,391
Net realized gain	47,598,991	14,015,615
Distributions of long term capital gains from underlying investment companies	—	68,490
Net change in unrealized appreciation (depreciation)	(4,322,471)	117,234,972
Net increase in net assets resulting from operations	46,757,541	135,012,468

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(227,102)	(334,756)
Class A	(148,701)	(147,401)
Class I	(3,183,667)	(3,216,856)
Total distributions to shareholders	(3,559,470)	(3,699,013)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	11,835,328	29,519,252
Class A	11,107,854	12,265,171
Class C	5,238,656	5,169,491
Class I	262,834,865	334,215,421
Net asset value of shares issued in reinvestment of distributions:
Class N	223,214	324,923
Class A	142,999	141,369
Class I	2,833,024	2,894,360
Payments for shares repurchased:
Class N	(21,251,657)	(50,762,173)
Class A	(3,694,233)	(6,831,786)
Class C	(1,597,900)	(3,551,445)
Class I	(124,703,040)	(164,593,403)
Net increase in net assets from shares of beneficial interest	142,969,110	158,791,180

TOTAL INCREASE IN NET ASSETS	186,167,181	290,104,635

NET ASSETS
Beginning of Period/Year	863,913,670	573,809,035
End of Period/Year	$1,050,080,851	$863,913,670

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	617,160	1,807,676
Shares Reinvested	11,731	19,929
Shares Repurchased	(1,116,283)	(3,142,435)
Net decrease in shares of beneficial interest outstanding	(487,392)	(1,314,830)

Class A:
Shares Sold	579,031	762,040
Shares Reinvested	7,515	8,574
Shares Repurchased	(193,963)	(424,470)
Net increase in shares of beneficial interest outstanding	392,583	346,144

Class C:
Shares Sold	280,639	319,457
Shares Repurchased	(84,297)	(226,340)
Net increase in shares of beneficial interest outstanding	196,342	93,117

Class I:
Shares Sold	13,797,447	20,550,743
Shares Reinvested	148,810	174,089
Shares Repurchased	(6,536,707)	(10,273,314)
Net increase in shares of beneficial interest outstanding	7,409,550	10,451,518

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(636,498)	$(1,477,820)
Net realized gain (loss)	18,224,652	(2,174,150)
Net change in unrealized appreciation (depreciation)	(6,074,216)	3,599,272
Net increase (decrease) in net assets resulting from operations	11,513,938	(52,698)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	1,340,267	6,027,041
Class A	356,150	1,869,118
Class C	130,722	542,067
Class I	17,265,462	32,629,726
Payments for shares repurchased:
Class N	(3,048,352)	(8,987,032)
Class A	(1,059,967)	(1,673,077)
Class C	(486,359)	(611,792)
Class I	(29,053,956)	(30,069,547)
Net decrease in net assets from shares of beneficial interest	(14,556,033)	(273,496)

TOTAL DECREASE IN NET ASSETS	(3,042,095)	(326,194)

NET ASSETS
Beginning of Period/Year	115,486,506	115,812,700
End of Period/Year	$112,444,411	$115,486,506

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	108,492	488,743
Shares Repurchased	(246,831)	(732,729)
Net decrease in shares of beneficial interest outstanding	(138,339)	(243,986)

Class A:
Shares Sold	29,301	152,030
Shares Repurchased	(87,563)	(135,986)
Net increase (decrease) in shares of beneficial interest outstanding	(58,262)	16,044

Class C:
Shares Sold	10,816	45,554
Shares Repurchased	(40,882)	(50,461)
Net decrease in shares of beneficial interest outstanding	(30,066)	(4,907)

Class I:
Shares Sold	1,400,678	2,640,341
Shares Repurchased	(2,362,538)	(2,419,872)
Net increase (decrease) in shares of beneficial interest outstanding	(961,860)	220,469

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(12,651,072)	$(25,487,931)
Net realized gain (loss )	555,094,036	(13,157,494)
Net change in unrealized appreciation (depreciation)	(387,113,153)	27,536,900
Net increase (decrease) in net assets resulting from operations	155,329,811	(11,108,525)

DISTRIBUTIONS TO SHAREHOLDERS
Class N	(4,820,503)	—
Class A	(3,950,016)	—
Class C	(2,226,342)	—
Class I	(26,484,043)	—
Total distributions to shareholders	(37,480,904)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	19,026,842	73,774,173
Class A	11,351,576	43,406,603
Class C	3,084,025	10,231,757
Class I	193,046,961	642,713,540
Net asset value of shares issued in reinvestment of distributions:
Class N	4,569,532	—
Class A	3,671,233	—
Class C	2,175,853	—
Class I	23,101,297	—
Payments for shares repurchased:
Class N	(108,310,404)	(172,318,771)
Class A	(42,550,765)	(73,157,162)
Class C	(27,884,163)	(60,256,585)
Class I	(625,024,870)	(864,585,791)
Net decrease in net assets from shares of beneficial interest	(543,742,883)	(400,192,236)

TOTAL DECREASE IN NET ASSETS	(425,893,976)	(411,300,761)

NET ASSETS
Beginning of Period/Year	3,349,337,130	3,760,637,891
End of Period/Year	$2,923,443,154	$3,349,337,130

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	383,449	1,518,597
Shares Reinvested	88,113	—
Shares Repurchased	(2,166,883)	(3,552,489)
Net decrease in shares of beneficial interest outstanding	(1,695,321)	(2,033,892)

Class A:
Shares Sold	228,555	908,469
Shares Reinvested	71,328	—
Shares Repurchased	(859,579)	(1,533,665)
Net decrease in shares of beneficial interest outstanding	(559,696)	(625,196)

Class C:
Shares Sold	71,456	243,481
Shares Reinvested	48,699	—
Shares Repurchased	(646,381)	(1,439,695)
Net decrease in shares of beneficial interest outstanding	(526,226)	(1,196,214)

Class I:
Shares Sold	3,752,252	12,826,677
Shares Reinvested	430,032	—
Shares Repurchased	(12,110,386)	(17,409,071)
Net decrease in shares of beneficial interest outstanding	(7,928,102)	(4,582,394)

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(8,752,610)	$(17,761,829)
Net realized gain (loss)	(6,046,034)	28,786,860
Net change in unrealized depreciation	(10,665,307)	(171,706,635)
Net decrease in net assets resulting from operations	(25,463,951)	(160,681,604)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	4,495,467	27,610,590
Class A	4,254,835	18,327,882
Class C	1,316,731	5,931,902
Class I	145,640,629	338,891,051
Payments for shares repurchased:
Class N	(27,120,819)	(56,522,523)
Class A	(17,654,450)	(33,663,932)
Class C	(11,106,665)	(19,891,812)
Class I	(224,417,269)	(483,248,261)
Net decrease in net assets from shares of beneficial interest	(124,591,541)	(202,565,103)

TOTAL DECREASE IN NET ASSETS	(150,055,492)	(363,246,707)

NET ASSETS
Beginning of Period/Year	1,439,915,749	1,803,162,456
End of Period/Year	$1,289,860,257	$1,439,915,749

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	128,010	808,352
Shares Repurchased	(774,401)	(1,645,670)
Net decrease in shares of beneficial interest outstanding	(646,391)	(837,318)

Class A:
Shares Sold	122,569	533,812
Shares Repurchased	(506,854)	(1,004,391)
Net decrease in shares of beneficial interest outstanding	(384,285)	(470,579)

Class C:
Shares Sold	41,642	189,732
Shares Repurchased	(351,824)	(643,139)
Net decrease in shares of beneficial interest outstanding	(310,182)	(453,407)

Class I:
Shares Sold	4,092,129	9,731,634
Shares Repurchased	(6,263,785)	(13,939,231)
Net decrease in shares of beneficial interest outstanding	(2,171,656)	(4,207,597)

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$244,191	$84,834
Net realized gain	682,816	3,919,159
Net change in unrealized appreciation	1,295,035	5,840,777
Net increase in net assets resulting from operations	2,222,042	9,844,770

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(588,763)	—
Class A	(97,241)	—
Class C	(15,297)	—
Class I	(4,748,134)	—
Total distributions to shareholders	(5,449,435)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	5,057,005	13,208,513
Class A	1,097,647	1,618,697
Class C	217,731	250,508
Class I	59,213,223	80,767,005
Net asset value of shares issued in reinvestment of distributions:
Class N	583,567	—
Class A	96,969	—
Class C	15,209	—
Class I	4,498,959	—
Payments for shares repurchased:
Class N	(3,733,436)	(2,227,146)
Class A	(43,050)	(129,860)
Class C	(13,680)	(2,696)
Class I	(21,170,766)	(10,501,346)
Net increase in net assets from shares of beneficial interest	45,819,378	82,983,675

TOTAL INCREASE IN NET ASSETS	42,591,985	92,828,445

NET ASSETS
Beginning of Period/Year	106,183,183	13,354,738
End of Period/Year	$148,775,168	$106,183,183

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	345,297	1,073,482
Shares Reinvested	40,471	—
Shares Repurchased	(262,188)	(167,698)
Net increase in shares of beneficial interest outstanding	123,580	905,784

Class A:
Shares Sold	74,902	124,512
Shares Reinvested	6,740	—
Shares Repurchased	(2,943)	(9,870)
Net increase in shares of beneficial interest outstanding	78,699	114,642

Class C:
Shares Sold	15,305	19,051
Shares Reinvested	1,075	—
Shares Repurchased	(965)	(206)
Net increase in shares of beneficial interest outstanding	15,415	18,845

Class I:
Shares Sold	4,042,080	6,219,032
Shares Reinvested	311,159	—
Shares Repurchased	(1,447,094)	(861,446)
Net increase in shares of beneficial interest outstanding	2,906,145	5,357,586

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$2,678,035	$4,124,196
Net realized loss	(223,517)	(995,253)
Net change in unrealized appreciation	1,063,312	3,826,483
Net increase in net assets resulting from operations	3,517,830	6,955,426

DISTRIBUTIONS TO SHAREHOLDERS
From Accumulated Earnings
Class N	(327,365)	(515,651)
Class A	(77,461)	(282,483)
Class C	(21,497)	(30,364)
Class I	(2,313,111)	(3,275,627)
Total distributions to shareholders	(2,739,434)	(4,104,125)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	1,962,000	5,325,751
Class A	186,689	5,593,337
Class C	164,569	517,636
Class I	34,030,482	71,435,949
Net asset value of shares issued in reinvestment of distributions:
Class N	326,567	514,104
Class A	75,608	278,766
Class C	21,497	30,364
Class I	2,189,616	3,066,017
Payments for shares repurchased:
Class N	(1,960,653)	(5,935,269)
Class A	(519,069)	(20,858,904)
Class C	(234,391)	(632,265)
Class I	(27,639,699)	(43,733,461)
Net increase in net assets from shares of beneficial interest	8,603,216	15,602,025

TOTAL INCREASE IN NET ASSETS	9,381,612	18,453,326

NET ASSETS
Beginning of Period/Year	145,825,539	127,372,213
End of Period/Year	$155,207,151	$145,825,539

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
SHARE ACTIVITY
Class N:
Shares Sold	195,474	540,489
Shares Reinvested	32,636	52,457
Shares Repurchased	(195,494)	(605,720)
Net increase (decrease) in shares of beneficial interest outstanding	32,616	(12,774)

Class A:
Shares Sold	18,525	572,186
Shares Reinvested	7,537	28,422
Shares Repurchased	(51,696)	(2,133,393)
Net decrease in shares of beneficial interest outstanding	(25,634)	(1,532,785)

Class C:
Shares Sold	16,493	52,892
Shares Reinvested	2,159	3,112
Shares Repurchased	(23,516)	(64,985)
Net decrease in shares of beneficial interest outstanding	(4,864)	(8,981)

Class I:
Shares Sold	3,304,790	7,107,542
Shares Reinvested	213,167	304,804
Shares Repurchased	(2,685,808)	(4,351,992)
Net increase in shares of beneficial interest outstanding	832,149	3,060,354

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$13.78		$12.44	$12.12	$14.21	$11.38	$10.90

Activity from investment operations:
Net investment income (1)	0.12		0.19	0.16	0.10	0.08	0.16
Net realized and unrealized gain (loss) on investments	0.31		1.35	0.47	(1.35)	2.95	0.60
Total from investment operations	0.43		1.54	0.63	(1.25)	3.03	0.76

Less distributions from:
Net investment income	(0.02)		(0.20)	(0.15)	(0.21)	(0.18)	(0.14)
Net realized gains	—		—	(0.12)	(0.63)	(0.02)	—
Return of capital	—		—	(0.04)	—	—	(0.14)
Total distributions	(0.02)		(0.20)	(0.31)	(0.84)	(0.20)	(0.28)

Net asset value, end of period/year	$14.19		$13.78	$12.44	$12.12	$14.21	$11.38

Total return (2)	3.84	% (6)	12.52%	5.35%	(9.58)%	26.81%	7.03%

Net assets, at end of period/year (000s)	$18,682		$22,308	$30,618	$34,856	$39,947	$19,454

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.02	% (7)	1.09%	1.10%	1.01%	1.05%	1.19%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.02	% (7)	1.02%	1.02%	1.02%	1.02%	1.10%
Ratio of net investment income to average net assets (4)(5)	1.70	% (7)	1.51%	1.34%	0.69%	0.59%	1.44%
Portfolio Turnover Rate	26	% (6)	43%	48%	66%	73%	107%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$13.81		$12.46		$12.14	$14.22	$11.38	$10.89

Activity from investment operations:
Net investment income (1)	0.13		0.19		0.16	0.09	0.07	0.15
Net realized and unrealized gain (loss) on investments	0.30		1.36		0.47	(1.33)	2.96	0.61
Total from investment operations	0.43		1.55		0.63	(1.24)	3.03	0.76

Less distributions from:
Net investment income	(0.02)		(0.20)		(0.15)	(0.21)	(0.17)	(0.13)
Net realized gains	—		—		(0.12)	(0.63)	(0.02)	—
Return of capital	—		—		(0.04)	—	—	(0.14)
Total distributions	(0.02)		(0.20)		(0.31)	(0.84)	(0.19)	(0.27)

Net asset value, end of period/year	$14.22		$13.81		$12.46	$12.14	$14.22	$11.38

Total return (2)	3.89	% (7)	12.53	% (6)	5.29%	(9.55)%	26.84%	7.07%

Net assets, at end of period/year (000s)	$32,671		$30,175		$25,577	$25,744	$23,139	$10,659

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.07	% (8)	1.14%		1.15%	1.06%	1.10%	1.24%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.07	% (8)	1.07%		1.07%	1.07%	1.07%	1.15%
Ratio of net investment income to average net assets (4)(5)	1.68	% (8)	1.47%		1.32%	0.65%	0.55%	1.39%
Portfolio Turnover Rate	26	% (7)	43%		48%	66%	73%	107%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$13.70		$12.38	$12.06	$14.15	$11.34	$10.86

Activity from investment operations:
Net investment income (loss) (1)	0.07		0.09	0.07	(0.01)	(0.03)	0.07
Net realized and unrealized gain (loss) on investments	0.35		1.34	0.47	(1.35)	2.95	0.60
Total from investment operations	0.42		1.43	0.54	(1.36)	2.92	0.67

Less distributions from:
Net investment income	(0.01)		(0.11)	(0.06)	(0.10)	(0.09)	(0.09)
Net realized gains	—		—	(0.12)	(0.63)	(0.02)	—
Return of capital	—		—	(0.04)	—	—	(0.10)
Total distributions	(0.01)		(0.11)	(0.22)	(0.73)	(0.11)	(0.19)

Net asset value, end of period/year	$14.11		$13.70	$12.38	$12.06	$14.15	$11.34

Total return (2)	3.44	% (6)	11.58%	4.54%	(10.33)%	25.85%	6.23%

Net assets, at end of period/year (000s)	$16,462		$16,020	$16,181	$18,146	$18,883	$8,091

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.82	% (7)	1.89%	1.90%	1.81%	1.85%	1.99%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.82	% (7)	1.82%	1.82%	1.82%	1.82%	1.90%
Ratio of net investment income (loss) to average net assets (4)(5)	0.92	% (7)	0.72%	0.56%	(0.10)%	(0.21)%	0.64%
Portfolio Turnover Rate	26	% (6)	43%	48%	66%	73%	107%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$13.78		$12.44	$12.12	$14.22	$11.38	$10.90

Activity from investment operations:
Net investment income (1)	0.14		0.22	0.19	0.12	0.11	0.18
Net realized and unrealized gain (loss) on investments	0.29		1.35	0.47	(1.35)	2.95	0.60
Total from investment operations	0.43		1.57	0.66	(1.23)	3.06	0.78

Less distributions from:
Net investment income	(0.02)		(0.23)	(0.18)	(0.24)	(0.20)	(0.15)
Net realized gains	—		—	(0.12)	(0.63)	(0.02)	—
Return of capital	—		—	(0.04)	—	—	(0.15)
Total distributions	(0.02)		(0.23)	(0.34)	(0.87)	(0.22)	(0.30)

Net asset value, end of period/year	$14.19		$13.78	$12.44	$12.12	$14.22	$11.38

Total return (2)	3.95	% (6)	12.75%	5.57%	(9.46)%	27.12%	7.23%

Net assets, at end of period/year (000s)	$313,410		$311,017	$260,688	$269,421	$279,142	$110,295

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.82	% (7)	0.89%	0.90%	0.81%	0.85%	0.99%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.82	% (7)	0.82%	0.82%	0.82%	0.82%	0.90%
Ratio of net investment income to average net assets (4)(5)	1.91	% (7)	1.72%	1.57%	0.90%	0.81%	1.65%
Portfolio Turnover Rate	26	% (6)	43%	48%	66%	73%	107%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$8.08		$8.15	$8.41	$9.66	$10.00

Activity from investment operations:
Net investment income (1)	0.16		0.28	0.17	0.08	0.05
Net realized and unrealized gain (loss) on investments	(0.07)		(0.09)	(0.25)	(1.20)	(0.29)
Total from investment operations	0.09		0.19	(0.08)	(1.12)	(0.24)

Less distributions from:
Net investment income	(0.09)		(0.26)	(0.18)	(0.11)	(0.05)
Return of capital	—		—	—	(0.02)	(0.05)
Total distributions	(0.09)		(0.26)	(0.18)	(0.13)	(0.10)

Net asset value, end of period/year	$8.08		$8.08	$8.15	$8.41	$9.66

Total return (2)	2.06	% (6)	2.34%	(0.89)%	(11.69)%	(2.39	)% (6)

Net assets, at end of period/year (000s)	$37,121		$35,467	$37,445	$58,166	$56,644

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.85	% (7)	0.90%	1.01%	0.96%	0.89	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.78	% (7)	0.78%	0.78%	0.78%	0.78	% (7)
Ratio of net investment income to average net assets (4)(5)	3.90	% (7)	3.46%	2.09%	0.88%	0.53	% (7)
Portfolio Turnover Rate	7	% (6)	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of year/period	$8.12		$8.18	$8.44	$9.71	$10.00

Activity from investment operations:
Net investment income (1)	0.16		0.28	0.18	0.07	0.05
Net realized and unrealized gain (loss) on investments	(0.08)		(0.09)	(0.26)	(1.22)	(0.27)
Total from investment operations	0.08		0.19	(0.08)	(1.15)	(0.22)

Less distributions from:
Net investment income	(0.09)		(0.25)	(0.18)	(0.10)	(0.02)
Return of capital	—		—	—	(0.02)	(0.05)
Total distributions	(0.09)		(0.25)	(0.18)	(0.12)	(0.07)

Net asset value, end of year/period	$8.11		$8.12	$8.18	$8.44	$9.71

Total return (2)	1.90	% (6)	2.42%	(0.90)%	(11.91)%	(2.28	)% (6)

Net assets, at end of year/period (000s)	$696		$608	$412	$197	$384

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.90	% (7)	0.95%	1.06%	1.01%	0.94	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.83	% (7)	0.83%	0.83%	0.83%	0.83	% (7)
Ratio of net investment income to average net assets (4)(5)	3.85	% (7)	3.47%	2.19%	0.78%	0.51	% (7)
Portfolio Turnover Rate	7	% (6)	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of year/period	$8.03		$8.11	$8.37	$9.63	$10.00

Activity from investment operations:
Net investment income (loss) (1)	0.12		0.22	0.11	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)		(0.09)	(0.25)	(1.20)	(0.28)
Total from investment operations	0.07		0.13	(0.14)	(1.19)	(0.30)

Less distributions from:
Net investment income	(0.08)		(0.21)	(0.12)	(0.06)	(0.02)
Return of capital	—		—	—	(0.01)	(0.05)
Total distributions	(0.08)		(0.21)	(0.12)	(0.07)	(0.07)

Net asset value, end of year/period	$8.02		$8.03	$8.11	$8.37	$9.63

Total return (2)	1.57	% (6)	1.53%	(1.67)%	(12.37)%	(3.02	)% (6)

Net assets, at end of year/period (000s)	$600		$492	$221	$224	$163

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.65	% (7)	1.70%	1.81%	1.76%	1.69	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.58	% (7)	1.58%	1.58%	1.58%	1.58	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	3.10	% (7)	2.74%	1.35%	0.09%	(0.20	)% (7)
Portfolio Turnover Rate	7	% (6)	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of year/period	$8.08		$8.15	$8.41	$9.66	$10.00

Activity from investment operations:
Net investment income (1)	0.18		0.30	0.20	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.08)		(0.10)	(0.26)	(1.19)	(0.29)
Total from investment operations	0.10		0.20	(0.06)	(1.10)	(0.22)

Less distributions from:
Net investment income	(0.10)		(0.27)	(0.20)	(0.13)	(0.07)
Return of capital	—		—	—	(0.02)	(0.05)
Total distributions	(0.10)		(0.27)	(0.20)	(0.15)	(0.12)

Net asset value, end of year/period	$8.08		$8.08	$8.15	$8.41	$9.66

Total return (2)	2.17	% (6)	2.54%	(0.67)%	(11.51)%	(2.24	)% (6)

Net assets, at end of year/period (000s)	$112,626		$100,738	$39,300	$13,877	$64,377

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.65	% (7)	0.70%	0.81%	0.76%	0.69	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.58	% (7)	0.58%	0.58%	0.58%	0.58	% (7)
Ratio of net investment income to average net assets (4)(5)	4.10	% (7)	3.77%	2.45%	1.00%	0.80	% (7)
Portfolio Turnover Rate	7	% (6)	33%	57%	56%	52	% (6)

*	Eventide Core Bond Fund commenced operations on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$17.72		$14.65	$13.43	$15.86	$10.88	$10.37

Activity from investment operations:
Net investment income (1)	0.05		0.06	0.11	0.05	0.04	0.11
Net realized and unrealized gain (loss) on investments	0.92		3.07	1.31	(2.01)	5.08	0.57
Total from investment operations	0.97		3.13	1.42	(1.96)	5.12	0.68

Less distributions from:
Net investment income	(0.03)		(0.06)	(0.10)	(0.18)	(0.14)	(0.10)
Net realized gains	—		—	(0.09)	(0.29)	—	—
Return of capital	—		—	(0.01)	—	—	(0.07)
Total distributions	(0.03)		(0.06)	(0.20)	(0.47)	(0.14)	(0.17)

Net asset value, end of year/period	$18.66		$17.72	$14.65	$13.43	$15.86	$10.88

Total return (2)	5.59	% (6)	21.40%	10.66%	(12.90)%	47.21%	6.60%

Net assets, at end of year/period (000s)	$83,450		$87,873	$91,912	$74,940	$70,566	$18,576

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.12	% (7)	1.16%	1.23%	1.14%	1.19%	1.50%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.12	% (7)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (4)(5)	0.56	% (7)	0.40%	0.75%	0.34%	0.27%	1.01%
Portfolio Turnover Rate	28	% (6)	38%	50%	50%	35%	90%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$17.73		$14.66	$13.43	$15.85	$10.87	$10.36

Activity from investment operations:
Net investment income (1)	0.05		0.05	0.10	0.05	0.03	0.10
Net realized and unrealized gain (loss) on investments	0.93		3.07	1.32	(2.01)	5.08	0.57
Total from investment operations	0.98		3.12	1.42	(1.96)	5.11	0.67

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.06)	(0.17)	(0.13)	(0.09)
Net realized gains	—		—	(0.09)	(0.29)	—	—
Return of capital	—		—	(0.04)	—	—	(0.07)
Total distributions	(0.03)		(0.05)	(0.19)	(0.46)	(0.13)	(0.16)

Net asset value, end of year/period	$18.68		$17.73	$14.66	$13.43	$15.85	$10.87

Total return (2)	5.62	% (6)	21.35%	10.68%	(12.88)%	47.22%	6.55%

Net assets, at end of year/period (000s)	$60,581		$50,563	$36,722	$29,243	$17,865	$3,184

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.17	% (7)	1.21%	1.28%	1.19%	1.24%	1.55%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.17	% (7)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets (4)(5)	0.51	% (7)	0.34%	0.69%	0.31%	0.22%	0.89%
Portfolio Turnover Rate	28	% (6)	38%	50%	50%	35%	90%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$17.52		$14.54		$13.34	$15.77	$10.86	$10.35

Activity from investment operations:
Net investment income (loss) (1)	(0.02	) (6)	(0.06	) (6)	(0.01)	(0.07)	(0.08)	0.03
Net realized and unrealized gain (loss) on investments	0.92		3.04		1.31	(2.00)	5.06	0.56
Total from investment operations	0.90		2.98		1.30	(2.07)	4.98	0.59

Less distributions from:
Net investment income	—		—		—	(0.07)	(0.07)	(0.05)
Net realized gains	—		—		(0.09)	(0.29)	—	—
Return of capital	—		—		(0.01)	—	—	(0.03)
Total distributions	—		—		(0.10)	(0.36)	(0.07)	(0.08)

Net asset value, end of year/period	$18.42		$17.52		$14.54	$13.34	$15.77	$10.86

Total return (2)	5.14	% (7)	20.50%		9.78%	(13.57)%	45.93%	5.78%

Net assets, at end of year/period (000s)	$24,195		$19,564		$14,889	$9,975	$4,508	$824

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	1.92	% (8)	1.96%		2.03%	1.94%	1.99%	2.30%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	1.92	% (8)	1.95%		1.95%	1.95%	1.95%	1.95%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.24	)% (8)	(0.40)%		(0.05)%	(0.42)%	(0.53)%	0.25%
Portfolio Turnover Rate	28	% (7)	38%		50%	50%	35%	90%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of year/period	$17.74		$14.66	$13.44	$15.87	$10.88	$10.37

Activity from investment operations:
Net investment income (1)	0.07		0.09	0.13	0.09	0.07	0.12
Net realized and unrealized gain (loss) on investments	0.91		3.08	1.32	(2.02)	5.07	0.57
Total from investment operations	0.98		3.17	1.45	(1.93)	5.14	0.69

Less distributions from:
Net investment income	(0.04)		(0.09)	(0.11)	(0.21)	(0.15)	(0.10)
Net realized gains	—		—	(0.09)	(0.29)	—	—
Return of capital	—		—	(0.03)	—	—	(0.08)
Total distributions	(0.04)		(0.09)	(0.23)	(0.50)	(0.15)	(0.18)

Net asset value, end of year/period	$18.68		$17.74	$14.66	$13.44	$15.87	$10.88

Total return (2)	5.69	% (6)	21.70%	10.87%	(12.72)%	47.49%	6.79%

Net assets, at end of year/period (000s)	$881,856		$705,913	$430,286	$305,801	$237,256	$45,034

Ratio of gross expenses to average net assets before expense reimbursement/recapture (3)(4)	0.92	% (7)	0.96%	1.03%	0.94%	0.99%	1.30%
Ratio of net expenses to average net assets after expense reimbursement/recapture (4)	0.92	% (7)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4)(5)	0.76	% (7)	0.61%	0.96%	0.55%	0.48%	1.16%
Portfolio Turnover Rate	28	% (6)	38%	50%	50%	35%	90%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower/higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class N

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$11.96		$12.00	$10.92	$19.08	$10.00

Activity from investment operations:
Net investment loss (1)	(0.07)		(0.17)	(0.13)	(0.25)	(0.25)
Net realized and unrealized gain (loss) on investments	1.40		0.13	1.20	(7.69)	9.33
Total from investment operations	1.33		(0.04)	1.07	(7.94)	9.08

Less distributions from:
Net realized gains	—		—	—	(0.23)	(0.02)
Total distributions	—		—	—	(0.23)	(0.02)

Paid-in-capital from redemption fees (1)	—		—	0.01	0.01	0.02

Net asset value, end of period/year	$13.29		$11.96	$12.00	$10.92	$19.08

Total return (2)	11.03	% (6)	(0.33)%	9.89%	(42.00)%	91.00%

Net assets, at end of period/year (000s)	$19,488		$19,201	$22,186	$12,479	$15,730

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.74	% (7)	1.69%	1.70%	1.63%	1.73%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.62	% (7)	1.63%	1.63%	1.63%	1.63%
Ratio of net investment loss to average net assets (4)(5)	(1.24	)% (7)	(1.36)%	(1.23)%	(1.54)%	(1.50)%
Portfolio Turnover Rate	70	% (6)	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class A

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$11.96		$12.00	$10.93	$19.08	$10.00

Activity from investment operations:
Net investment loss (1)	(0.08)		(0.17)	(0.14)	(0.25)	(0.26)
Net realized and unrealized gain (loss) on investments	1.40		0.13	1.20	(7.68)	9.34
Total from investment operations	1.32		(0.04)	1.06	(7.93)	9.08

Less distributions from:
Net realized gains	—		—	—	(0.23)	(0.02)
Total distributions	—		—	—	(0.23)	(0.02)

Paid-in-capital from redemption fees (1)	—		—	0.01	0.01	0.02

Net asset value, end of period/year	$13.28		$11.96	$12.00	$10.93	$19.08

Total return (2)	11.04	% (6)	(0.33)%	9.79%	(41.95)%	91.00%

Net assets, at end of period/year (000s)	$8,576		$8,421	$8,257	$7,377	$7,662

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.79	% (7)	1.74%	1.75%	1.68%	1.78%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.67	% (7)	1.68%	1.68%	1.68%	1.68%
Ratio of net investment loss to average net assets (4)(5)	(1.29	)% (7)	(1.41)%	(1.28)%	(1.58)%	(1.55)%
Portfolio Turnover Rate	70	% (6)	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class C

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$11.61		$11.74	$10.77	$18.96	$10.00

Activity from investment operations:
Net investment loss (1)	(0.12)		(0.25)	(0.21)	(0.37)	(0.38)
Net realized and unrealized gain (loss) on investments	1.35		0.12	1.17	(7.60)	9.35
Total from investment operations	1.23		(0.13)	0.96	(7.97)	8.97

Less distributions from:
Net realized gains	—		—	—	(0.23)	(0.02)
Total distributions	—		—	—	(0.23)	(0.02)

Paid-in-capital from redemption fees (1)	—		—	0.01	0.01	0.01

Net asset value, end of period/year	$12.84		$11.61	$11.74	$10.77	$18.96

Total return (2)	10.59	% (6)	(1.11)%	9.01%	(42.43)%	89.80%

Net assets, at end of period/year (000s)	$2,434		$2,550	$2,635	$2,422	$2,065

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.54	% (7)	2.49%	2.50%	2.43%	2.53%
Ratio of net expenses to average net assets after expense reimbursement (4)	2.42	% (7)	2.43%	2.43%	2.43%	2.43%
Ratio of net investment loss to average net assets (4)(5)	(2.04	)% (7)	(2.16)%	(2.03)%	(2.33)%	(2.30)%
Portfolio Turnover Rate	70	% (6)	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Period or Years Presented

	Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 *
	(Unaudited)
Net asset value, beginning of period/year	$12.07		$12.08	$10.97	$19.12	$10.00

Activity from investment operations:
Net investment loss (1)	(0.06)		(0.14)	(0.11)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments	1.41		0.13	1.21	(7.71)	9.34
Total from investment operations	1.35		(0.01)	1.10	(7.93)	9.12

Less distributions from:
Net realized gains	—		—	—	(0.23)	(0.02)
Total distributions	—		—	—	(0.23)	(0.02)

Paid-in-capital from redemption fees (1)	—		—	0.01	0.01	0.02

Net asset value, end of period/year	$13.42		$12.07	$12.08	$10.97	$19.12

Total return (2)	11.18	% (6)	(0.08)%	10.12%	(41.86)%	91.40%

Net assets, at end of period/year (000s)	$81,947		$85,315	$82,735	$72,567	$96,821

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.54	% (7)	1.49%	1.50%	1.43%	1.53%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.42	% (7)	1.43%	1.43%	1.43%	1.43%
Ratio of net investment loss to average net assets (4)(5)	(1.03	)% (7)	(1.16)%	(1.02)%	(1.33)%	(1.30)%
Portfolio Turnover Rate	70	% (6)	70%	80%	69%	60%

*	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$48.15		$48.25		$44.10		$69.91	$47.16	$41.75

Activity from investment operations:
Net investment loss (1)	(0.23)		(0.38)		(0.27)		(0.53)	(0.51)	(0.25)
Net realized and unrealized gain (loss) on investments	2.52		0.28		6.70		(21.01)	23.77	6.98
Total from investment operations	2.29		(0.10)		6.43		(21.54)	23.26	6.73

Less distributions from:
Net realized gains	(0.64)		—		(2.28)		(4.27)	(0.51)	(1.32)
Total distributions	(0.64)		—		(2.28)		(4.27)	(0.51)	(1.32)

Net asset value, end of year/period	$49.80		$48.15		$48.25		$44.10	$69.91	$47.16

Total return (2)	4.71	% (6)	(0.21	)% (5)	15.29	% (5)	(32.65)%	49.43%	16.66%

Net assets, at end of year/period (000s)	$358,034		$427,768		$526,825		$529,869	$827,811	$549,944

Ratio of net expenses to average net assets (3)	1.40	% (7)	1.36%		1.38%		1.31%	1.31%	1.38%
Ratio of net investment loss to average net assets (3)(4)	(0.89	)% (7)	(0.79)%		(0.59)%		(0.86)%	(0.85)%	(0.63)%
Portfolio Turnover Rate	38	% (6)	36%		34%		27%	19%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$47.80		$47.94		$43.83		$69.53	$46.92	$41.57

Activity from investment operations:
Net investment loss (1)	(0.24)		(0.41)		(0.29)		(0.55)	(0.54)	(0.27)
Net realized and unrealized gain (loss) on investments	2.51		0.27		6.68		(20.88)	23.66	6.94
Total from investment operations	2.27		(0.14)		6.39		(21.43)	23.12	6.67

Less distributions from:
Net realized gains	(0.64)		—		(2.28)		(4.27)	(0.51)	(1.32)
Total distributions	(0.64)		—		(2.28)		(4.27)	(0.51)	(1.32)

Net asset value, end of year/period	$49.43		$47.80		$47.94		$43.83	$69.53	$46.92

Total return (2)	4.70	% (6)	(0.29	)% (5)	15.30	% (5)	(32.67)%	49.39%	16.58%

Net assets, at end of year/period (000s)	$304,263		$320,983		$351,924		$302,171	$458,726	$301,013

Ratio of net expenses to average net assets (3)	1.45	% (7)	1.41%		1.43%		1.36%	1.36%	1.43%
Ratio of net investment loss to average net assets (3)(4)	(0.94	)% (7)	(0.85)%		(0.65)%		(0.91)%	(0.91)%	(0.69)%
Portfolio Turnover Rate	38	% (6)	36%		34%		27%	19%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$41.71		$42.13		$39.09		$62.97	$42.86	$38.37

Activity from investment operations:
Net investment loss (1)	(0.37)		(0.67)		(0.55)		(0.91)	(0.89)	(0.53)
Net realized and unrealized gain (loss) on investments	2.19		0.25		5.87		(18.70)	21.51	6.34
Total from investment operations	1.82		(0.42)		5.32		(19.61)	20.62	5.81

Less distributions from:
Net realized gains	(0.64)		—		(2.28)		(4.27)	(0.51)	(1.32)
Total distributions	(0.64)		—		(2.28)		(4.27)	(0.51)	(1.32)

Net asset value, end of year/period	$42.89		$41.71		$42.13		$39.09	$62.97	$42.86

Total return (2)	4.29	% (6)	(1.00	)% (5)	14.38	% (5)	(33.21)%	48.23%	15.71%

Net assets, at end of year/period (000s)	$148,279		$166,155		$218,201		$235,967	$404,272	$289,242

Ratio of net expenses to average net assets (3)	2.20	% (7)	2.16%		2.18%		2.11%	2.11%	2.18%
Ratio of net investment loss to average net assets (3)(4)	(1.69	)% (7)	(1.59)%		(1.40)%		(1.67)%	(1.65)%	(1.43)%
Portfolio Turnover Rate	38	% (6)	36%		34%		27%	19%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$49.80		$49.82		$45.36		$71.65	$48.22	$42.59

Activity from investment operations:
Net investment loss (1)	(0.18)		(0.30)		(0.19)		(0.41)	(0.40)	(0.18)
Net realized and unrealized gain (loss) on investments	2.61		0.28		6.93		(21.61)	24.34	7.13
Total from investment operations	2.43		(0.02)		6.74		(22.02)	23.94	6.95

Less distributions from:
Net realized gains	(0.64)		—		(2.28)		(4.27)	(0.51)	(1.32)
Total distributions	(0.64)		—		(2.28)		(4.27)	(0.51)	(1.32)

Net asset value, end of year/period	$51.59		$49.80		$49.82		$45.36	$71.65	$48.22

Total return (2)	4.82	% (6)	(0.04	)% (5)	15.56	% (5)	(32.52)%	49.76%	16.85%

Net assets, at end of year/period (000s)	$2,112,868		$2,434,432		$2,663,688		$2,408,991	$3,522,353	$1,997,163

Ratio of net expenses to average net assets (3)	1.20	% (7)	1.16%		1.18%		1.11%	1.11%	1.18%
Ratio of net investment loss to average net assets (3)(4)	(0.69	)% (7)	(0.60)%		(0.40)%		(0.66)%	(0.65)%	(0.43)%
Portfolio Turnover Rate	38	% (6)	36%		34%		27%	19%	35%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$33.30		$36.63		$26.52		$46.19		$43.33	$35.51

Activity from investment operations:
Net investment loss (1)	(0.23)		(0.42)		(0.37)		(0.57)		(0.72)	(0.52)
Net realized and unrealized gain (loss) on investments	(0.61)		(2.91)		10.48		(14.74)		5.52	9.19
Total from investment operations	(0.84)		(3.33)		10.11		(15.31)		4.80	8.67

Less distributions from:
Net investment income	—		—		—		(0.63)		—	—
Net realized gains	—		—		—		(3.73)		(1.94)	(0.87)
Total distributions	—		—		—		(4.36)		(1.94)	(0.87)

Paid-in-capital from redemption fees (1)	—		—		—		—		0.00 (5)	0.02

Net asset value, end of year/period	$32.46		$33.30		$36.63		$26.52		$46.19	$43.33

Total return (2)	(2.52	)% (7)	(9.09	)% (6)	38.12	% (6)	(35.99	)% (6)	10.34%	24.68%

Net assets, at end of year/period (000s)	$69,701		$93,027		$133,006		$115,954		$227,441	$231,460

Ratio of net expenses to average net assets (3)	1.53	% (8)	1.52%		1.50%		1.50%		1.48%	1.50%
Ratio of net investment loss to average net assets (3)(4)	(1.31	)% (8)	(1.24)%		(1.14)%		(1.49)%		(1.47)%	(1.44)%
Portfolio Turnover Rate	20	% (7)	71%		79%		59%		62%	33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$33.04		$36.37		$26.34		$45.91		$43.10	$35.33

Activity from investment operations:
Net investment loss (1)	(0.24)		(0.44)		(0.38)		(0.58)		(0.74)	(0.53)
Net realized and unrealized gain (loss) on investments	(0.60)		(2.89)		10.41		(14.64)		5.49	9.15
Total from investment operations	(0.84)		(3.33)		10.03		(15.22)		4.75	8.62

Less distributions from:
Net investment income	—		—		—		(0.62)		—	—
Net realized gains	—		—		—		(3.73)		(1.94)	(0.87)
Total distributions	—		—		—		(4.35)		(1.94)	(0.87)

Paid-in-capital from redemption fees (1)	—		—		—		—		0.00 (5)	0.02

Net asset value, end of year/period	$32.20		$33.04		$36.37		$26.34		$45.91	$43.10

Total return (2)	(2.54	)% (7)	(9.16	)% (6)	38.08	% (6)	(36.02	)% (6)	10.28%	24.67%

Net assets, at end of year/period (000s)	$106,937		$122,423		$151,885		$114,642		$191,709	$175,151

Ratio of net expenses to average net assets (3)	1.58	% (8)	1.57%		1.55%		1.55%		1.53%	1.55%
Ratio of net investment loss to average net assets (3)(4)	(1.37	)% (8)	(1.29)%		(1.19)%		(1.54)%		(1.52)%	(1.49)%
Portfolio Turnover Rate	20	% (7)	71%		79%		59%		62%	33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$30.11		$33.39		$24.37		$42.78		$40.56	$33.54

Activity from investment operations:
Net investment loss (1)	(0.34)		(0.63)		(0.57)		(0.80)		(1.04)	(0.76)
Net realized and unrealized gain (loss) on investments	(0.53)		(2.65)		9.59		(13.60)		5.20	8.63
Total from investment operations	(0.87)		(3.28)		9.02		(14.40)		4.16	7.87

Less distributions from:
Net investment income	—		—		—		(0.28)		—	—
Net realized gains	—		—		—		(3.73)		(1.94)	(0.87)
Total distributions	—		—		—		(4.01)		(1.94)	(0.87)

Paid-in-capital from redemption fees (1)	—		—		—		—		0.00 (5)	0.02

Net asset value, end of year/period	$29.24		$30.11		$33.39		$24.37		$42.78	$40.56

Total return (2)	(2.92	)% (7)	(9.82	)% (6)	37.01	% (6)	(36.51	)% (6)	9.45%	23.73%

Net assets, at end of year/period (000s)	$44,970		$55,661		$76,849		$66,540		$120,351	$104,202

Ratio of net expenses to average net assets (3)	2.33	% (8)	2.32%		2.30%		2.30%		2.28%	2.30%
Ratio of net investment loss to average net assets (3)(4)	(2.12	)% (8)	(2.04)%		(1.94)%		(2.29)%		(2.27)%	(2.23)%
Portfolio Turnover Rate	20	% (7)	71%		79%		59%		62%	33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$34.09		$37.45		$27.05		$47.04		$44.02	$35.98

Activity from investment operations:
Net investment loss (1)	(0.20)		(0.37)		(0.31)		(0.49)		(0.64)	(0.46)
Net realized and unrealized gain (loss) on investments	(0.63)		(2.99)		10.71		(15.03)		5.60	9.35
Total from investment operations	(0.83)		(3.36)		10.40		(15.52)		4.96	8.89

Less distributions from:
Net investment income	—		—		—		(0.74)		—	—
Net realized gains	—		—		—		(3.73)		(1.94)	(0.87)
Total distributions	—		—		—		(4.47)		(1.94)	(0.87)

Paid-in-capital from redemption fees (1)	—		—		—		—		0.00 (5)	0.02

Net asset value, end of year/period	$33.26		$34.09		$37.45		$27.05		$47.04	$44.02

Total return (2)	(2.43	)% (7)	(8.97	)% (6)	38.45	% (6)	(35.85	)% (6)	10.54%	24.97%

Net assets, at end of year/period (000s)	$1,068,253		$1,168,805		$1,441,422		$1,024,430		$1,573,091	$1,120,862

Ratio of net expenses to average net assets (3)	1.33	% (8)	1.32%		1.30%		1.30%		1.28%	1.30%
Ratio of net investment loss to average net assets (3)(4)	(1.12	)% (8)	(1.04)%		(0.94)%		(1.29)%		(1.28)%	(1.24)%
Portfolio Turnover Rate	20	% (7)	71%		79%		59%		62%	33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Six Months Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023 *
	(Unaudited)
Net asset value, beginning of period/year	$14.01		$11.44		$10.00

Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.00	) (6)(7)	(0.01)
Net realized and unrealized gain on investments	0.37		2.57		1.45
Total from investment operations	0.38		2.57		1.44

Less distributions from:
Net investment income	(0.01)		—		—
Net realized gains	(0.49)		—		—
Return of capital	—		—		(0.00	) (6)
Total distributions	(0.50)		—		(0.00	) (6)

Net asset value, end of period/year	$13.89		$14.01		$11.44

Total return (2)	2.63	% (9)	22.47%		14.43%

Net assets, at end of period/year (000s)	$14,702		$13,097		$330

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.23	% (10)	1.38%		2.84	% (8)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.14	% (10)	1.14%		1.15	% (8)
Ratio of net investment loss to average net assets (4)(5)	0.18	% (10)	(0.02)%		(0.15)%
Portfolio Turnover Rate	34	% (9)	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Six Months Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023 *
	(Unaudited)
Net asset value, beginning of period/year	$13.99		$11.42		$10.00

Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.00	) (6)(7)	(0.00	) (6)
Net realized and unrealized gain on investments	0.36		2.57		1.43
Total from investment operations	0.37		2.57		1.43

Less distributions from:
Net investment income	(0.01)		—		0.00
Net realized gains	(0.49)		—		—
Return of capital	—		—		(0.01)
Total distributions	(0.50)		—		(0.01)

Net asset value, end of period/year	$13.86		$13.99		$11.42

Total return (2)	2.62	% (10)	22.50	% (8)	14.26%

Net assets, at end of period/year (000s)	$2,911		$1,836		$190

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.29	% (11)	1.43%		2.89	% (9)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.19	% (11)	1.19%		1.20	% (9)
Ratio of net investment loss to average net assets (4)(5)	0.13	% (11)	(0.03)%		(0.25)%
Portfolio Turnover Rate	34	% (10)	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Six Months Ended		Year Ended		Year Ended
	December 31, 2024		June 30, 2024		June 30, 2023 *
	(Unaudited)
Net asset value, beginning of period/year	$13.79		$11.36		$10.00

Activity from investment operations:
Net investment loss (1)	(0.04	) (6)	(0.09	) (6)	(0.09)
Net realized and unrealized gain on investments	0.38		2.52		1.45
Total from investment operations	0.34		2.43		1.36

Less distributions from:
Net realized gains	(0.49)		—		—
Total distributions	(0.49)		—		—

Net asset value, end of period/year	$13.64		$13.79		$11.36

Total return (2)	2.32	% (8)	21.39%		13.60%

Net assets, at end of period/year (000s)	$499		$292		$27

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	2.03	% (9)	2.18%		3.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	1.94	% (9)	1.94%		1.95	% (7)
Ratio of net investment loss to average net assets (4)(5)	(0.61	)% (9)	(0.68)%		(0.93)%
Portfolio Turnover Rate	34	% (8)	101%		48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net investment income in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to underlying income.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Large Cap Focus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Six Months Ended		Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023 *
	(Unaudited)
Net asset value, beginning of period/year	$14.04		$11.44	$10.00

Activity from investment operations:
Net investment income (1)	0.03		0.03	0.01
Net realized and unrealized gain on investments	0.37		2.57 (4)	1.44
Total from investment operations	0.40		2.60	1.45

Less distributions from:
Net investment income	(0.02)		—	(0.00	) (6)
Net realized gains	(0.49)		—	—
Return of capital	—		—	(0.01)
Total distributions	(0.51)		—	(0.01)

Net asset value, end of period/year	$13.93		$14.04	$11.44

Total return (2)	2.80	% (8)	22.73%	14.55%

Net assets, at end of period/year (000s)	$130,664		$90,959	$12,808

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.03	% (9)	1.18%	2.64	% (7)
Ratio of net expenses to average net assets after expense reimbursement (4)	0.94	% (9)	0.94%	0.95	% (7)
Ratio of net investment income (loss) to average net assets (4)(5)	0.38	% (9)	0.24%	0.08%
Portfolio Turnover Rate	34	% (8)	101%	48%

*	Eventide Large Cap Focus Fund Class N commenced operations on June 30, 2022.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	The ratio includes 0.01% for the year ended June 30, 2023 attributed to line of credit fees.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class N

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$9.89		$9.68	$9.72		$10.49	$10.62	$10.38

Activity from investment operations:
Net investment income (1)	0.17		0.28	0.16		0.04	0.06	0.15
Net realized and unrealized gain (loss) on investments	(0.08)		0.22	(0.04)		(0.69)	(0.01)	0.30
Total from investment operations	0.09		0.50	0.12		(0.65)	0.05	0.45

Less distributions from:
Net investment income	(0.04)		(0.29)	(0.16)		(0.07)	(0.07)	(0.19)
Net realized gains	—		—	—		—	(0.07)	—
Return of capital	—		—	(0.00	) (6)	(0.05)	(0.04)	(0.02)
Total distributions	(0.04)		(0.29)	(0.16)		(0.12)	(0.18)	(0.21)

Net asset value, end of year/period	$9.94		$9.89	$9.68		$9.72	$10.49	$10.62

Total return (2)	2.29	% (7)	5.18%	1.29%		(6.26)%	0.48%	4.37%

Net assets, at end of year/period (000s)	$18,372		$17,949	$17,698		$5,622	$6,906	$37,973

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.78	% (8)	0.89%	0.91%		0.84%	0.86%	1.11%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.75	% (8)	0.75%	0.75%		0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (4)(5)	3.36	% (8)	2.87%	1.66%		0.42%	0.54%	1.44%
Portfolio Turnover Rate	9	% (7)	33%	34%		48%	72%	71%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class A

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$9.91		$9.70	$9.75		$10.51	$10.65	$10.41

Activity from investment operations:
Net investment income (1)	0.17		0.27	0.14		0.04	0.03	0.17
Net realized and unrealized gain (loss) on investments	(0.08)		0.22	(0.03)		(0.69)	0.01 (6)	0.27
Total from investment operations	0.09		0.49	0.11		(0.65)	0.04	0.44

Less distributions from:
Net investment income	(0.03)		(0.28)	(0.16)		(0.06)	(0.07)	(0.18)
Net realized gains	—		—	—		—	(0.07)	—
Return of capital	—		—	(0.00	) (7)	(0.05)	(0.04)	(0.02)
Total distributions	(0.03)		(0.28)	(0.16)		(0.11)	(0.18)	(0.20)

Paid-in-capital from redemption fees (1)	—		—	—		—	—	—

Net asset value, end of year/period	$9.97		$9.91	$9.70		$9.75	$10.51	$10.65

Total return (2)	2.36	% (8)	5.09%	1.14%		(6.20)%	0.45%	4.30%

Net assets, at end of year/period (000s)	$4,382		$4,612	$19,390		$22,210	$29,596	$12,873

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.83	% (9)	0.94%	0.96%		0.89%	0.91%	1.16%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.80	% (9)	0.80%	0.80%		0.80%	0.80%	0.80%
Ratio of net investment income to average net assets (4)(5)	3.31	% (9)	2.70%	1.47%		0.37%	0.27%	1.63%
Portfolio Turnover Rate	9	% (8)	33%	34%		48%	72%	71%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any and does not reflect the impact of sales charges. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class C

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$9.84		$9.64	$9.68		$10.44	$10.60	$10.37

Activity from investment operations:
Net investment income (loss) (1)	0.13		0.20	0.07		(0.04)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.04)		0.21	(0.02)		(0.68)	0.01 (6)	0.37
Total from investment operations	0.09		0.41	0.05		(0.72)	(0.04)	0.36

Less distributions from:
Net investment income	(0.03)		(0.21)	(0.09)		(0.02)	(0.01)	(0.10)
Net realized gains	—		—	—		—	(0.07)	—
Return of capital	—		—	(0.00	) (7)	(0.02)	(0.04)	(0.03)
Total distributions	(0.03)		(0.21)	(0.09)		(0.04)	(0.12)	(0.13)

Net asset value, end of year/period	$9.90		$9.84	$9.64		$9.68	$10.44	$10.60

Total return (2)	1.99	% (8)	4.26%	0.49%		(6.94)%	(0.38)%	3.50%

Net assets, at end of year/period (000s)	$1,524		$1,564	$1,618		$1,678	$1,545	$401

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	1.58	% (9)	1.69%	1.71%		1.64%	1.66%	1.91%
Ratio of net expenses to average net assets after expense reimbursement (4)	1.55	% (9)	1.55%	1.55%		1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets (4)(5)	2.56	% (9)	2.05%	0.74%		(0.37)%	(0.50)%	(0.08)%
Portfolio Turnover Rate	9	% (8)	33%	34%		48%	72%	71%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods or Years Presented

	Class I

	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)
Net asset value, beginning of period/year	$10.15		$9.93	$9.97		$10.75	$10.89	$10.64

Activity from investment operations:
Net investment income (1)	0.18		0.31	0.16		0.07	0.05	0.17
Net realized and unrealized gain (loss) on investments	(0.08)		0.22	(0.02)		(0.71)	0.01 (6)	0.31
Total from investment operations	0.10		0.53	0.14		(0.64)	0.06	0.48

Less distributions from:
Net investment income	(0.04)		(0.31)	(0.18)		(0.08)	(0.09)	(0.21)
Net realized gains	—		—	—		—	(0.07)	—
Return of capital	—		—	(0.00	) (7)	(0.06)	(0.04)	(0.02)
Total distributions	(0.04)		(0.31)	(0.18)		(0.14)	(0.20)	(0.23)

Paid-in-capital from redemption fees (1)	—		—	—		—	—	—

Net asset value, end of year/period	$10.21		$10.15	$9.93		$9.97	$10.75	$10.89

Total return (2)	2.44	% (8)	5.35%	1.46%		(6.02)%	0.65%	4.58%

Net assets, at end of year/period (000s)	$130,928		$121,701	$88,666		$152,546	$144,089	$28,847

Ratio of gross expenses to average net assets before expense reimbursement (3)(4)	0.58	% (9)	0.69%	0.71%		0.64%	0.66%	0.91%
Ratio of net expenses to average net assets after expense reimbursement (4)	0.55	% (9)	0.55%	0.55%		0.55%	0.55%	0.55%
Ratio of net investment income to average net assets (4)(5)	3.56	% (9)	3.10%	1.68%		0.64%	0.49%	1.58%
Portfolio Turnover Rate	9	% (8)	33%	34%		48%	72%	71%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the advisor not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(7)	Amount represents less than $0.01 per share.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following series: Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund (formerly Eventide Dividend Opportunities Fund), Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and the Eventide Limited-Term Bond Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund is a non-diversified series of the Trust. The Funds’ investment advisor is Eventide Asset Management, LLC (the “Advisor”).

Eventide Balanced Fund commenced operations on July 15, 2015. The Fund’s investment objective is current income while maintaining the potential for capital appreciation.

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Growth Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend growth and long term capital appreciation. The Fund’s secondary objective is dividend income.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is long-term capital appreciation.

Eventide Large Cap Focus Fund commenced operations on June 30, 2022. The Fund’s investment objective is long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder. The Eventide Limited-Term Bond Fund’s Class N and Class C shares commenced operations December 14, 2018. the Fund’s investment objective is income.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any -closed-end investment company purchased by the Funds will not-change. The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the Advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist the Valuation Designee in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of December 31, 2024 for the Funds’ assets measured at fair value:

Eventide Balanced Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$201,568,708	$—	$—	$201,568,708
Asset Backed Securities (a)	—	2,999,441	—	2,999,441
Collateralized Mortgage Obligations (a)	—	1,838,935	—	1,838,935
Corporate Bonds (a)	—	76,773,007	—	76,773,007
Municipal Bonds (a)	—	14,103,252	—	14,103,252
U.S. Government & Agencies (a)	—	78,111,832	—	78,111,832
Short-Term Investments	114,109	—	—	114,109
Total	$201,682,817	$173,826,467	$—	$375,509,284

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Eventide Core Bond Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$2,769,026	$—	$2,769,026
Corporate Bonds (a)	—	68,570,486	—	68,570,486
Municipal Bonds (a)	—	11,471,003	—	11,471,003
U.S. Government & Agencies (a)	—	64,659,589	—	64,659,589
Total	$—	$147,470,104	$—	$147,470,104

Eventide Dividend Growth Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,027,735,477	$—	$—	$1,027,735,477
Corporate Bonds (a)	—	3,236,071	—	3,236,071
Short-Term Investments	114,478	—	—	114,478
Total	$1,027,849,955	$3,236,071	$—	$1,031,086,026

Eventide Exponential Technologies Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$108,200,160	$—	$—	$108,200,160
Corporate Bonds (a)	—	746,786	—	746,786
Short-Term Investments	12,834	—	—	12,834
Total	$108,212,994	$746,786	$—	$108,959,780

Eventide Gilead Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$2,777,575,463	$—	$—	$2,777,575,463
Contingent Value Rights (a)	—	—	4,102,799	4,102,799
Private Investments (a)	—	—	32,308,652	32,308,652
Corporate Bonds (a)	—	30,490,282	—	30,490,282
Warrant (a)	—	—	4,941,478	4,941,478
Short-Term Investments	5,329,195	—	—	5,329,195
Total	$2,782,904,658	$30,490,282	$41,352,929	$2,854,747,869

Eventide Healthcare & Life Sciences Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,145,259,391	$—	$—	$1,145,259,391
Contingent Value Rights (a)	—	—	1,574,879	1,574,879
Private Investments (a)	—	—	67,450,139	67,450,139
Convertible Bonds (a)	—	—	394,520	394,520
Warrant (a)	—	—	3,021,526	3,021,526
Short-Term Investments	29,009,346	—	—	29,009,346
Total	$1,174,268,737	$—	$72,441,064	$1,246,709,801

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Eventide Large Cap Focus Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$147,716,578	$—	$—	$147,716,578
Total	$147,716,578	$—	$—	$147,716,578

Eventide Limited-Term Bond Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities (a)	$—	$4,449,834	$—	$4,449,834
Corporate Bonds (a)	—	95,697,640	—	95,697,640
Municipal Bonds (a)	—	8,872,976	—	8,872,976
U.S. Government & Agencies (a)	—	42,054,986	—	42,054,986
Total	$—	$151,075,436	$—	$151,075,436

(a)	For a detailed break-out of investments by security classification, please refer to the Schedule of Investments.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund	Contingent	Private
	Value Rights	Investments	Corporate Bonds	Warrant	Total
Beginning balance 6/30/2024	$3,365,186	$32,891,954	$—	$5,133,496	$41,390,636
Total realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	737,613	(3,970,560)	—	(192,018)	(3,424,965)
Cost of purchases	—	3,387,258	—	—	3,387,258
Proceeds from sales	—	—	—	—	—
Corporate action	—	—	—	—	—
Dividend reinvest	—	—	—	—	—
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 12/31/2024	$4,102,799	$32,308,652	$—	$4,941,478	$41,352,929

Eventide Healthcare & Life Sciences Fund	Contingent	Private	Convertible
	Value Rights	Investments	Bonds	Warrants	Total
Beginning balance 6/30/2024	$1,291,743	$60,005,195	$394,520	$3,125,031	$64,816,489
Total realized gain (loss)	—	(5,790,942)	—	—	(5,790,942)
Change in unrealized appreciation (depreciation)	283,136	2,909,156	—	(103,505)	3,088,787
Cost of purchases	—	10,488,170	—	—	10,488,170
Proceeds from sales	—	(161,440)	—	—	(161,440)
Dividend reinvest	—	—	—	—	—
Corporate action	—	—	—	—	—
Net transfers in/out of level 3	—	—	—	—	—
Ending balance 12/31/2024	$1,574,879	$67,450,139	$394,520	$3,021,526	$72,441,064

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investments were as follows:

Impact to
Valuation from
		Valuation	Unobservable		an increase in
Fund	Description	Technique(s)	Input	Input	InputA
Eventide Healthcare & Life Sciences Fund	Avalyn Pharma Inc. Series C1	Market Approach	Recent transaction price	$0.73	Increase
Eventide Healthcare & Life Sciences Fund, Eventide Gilead Fund	Beta Bionics, Inc. Series B,
Beta Bionics, Inc. Series B2,
Beta Bionics, Inc. Series C,
Beta Bionics, Inc. Series C Warrant,
Beta Bionics, Inc. Series D,
Beta Bionics, Inc. Series D Warrant
	Beta Bionics, Inc. Series E	Probability- Weighted Expected Return Method	Revenue, Revenue multiple, Recovery multiple, Strategic sale, IPO, Downside, Dissolution	$75.1M, 6.75-7.75x, 0.50x, 5% probability weight, 75% probability weight, 15% probability weight, 5% probability weight	Increase, Increase, Increase, Increase, Increase, Decrease, Decrease
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series B-1	Cash Value	Cash	$14.2M	Increase
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series C Warrant	Cash Value	Cash	$14.2M	Increase
Eventide Healthcare & Life Sciences Fund	BioSplice Therapeutics, Inc. Series C PIK	Cash Value	Cash	$14.2M	Increase
Eventide Healthcare & Life Sciences Fund	Casma Therapeutics, Inc. Series B1, Casma Therapeutics, Inc. Series B2, Casma Therapeutics, Inc. Series C1, Casma Therapeutics, Inc. Series C2, Casma Therapeutics, Inc. Series C2 Extension	Discount	Discount, Recent transaction price	77.3%, $0.46	Decrease, Increase
Eventide Healthcare & Life Sciences Fund	Flare Therapeutics, Inc. Series A, Flare Therapeutics, Inc. Series A2, Flare Therapeutics, Inc. Series B	Market Approach	Recent transaction price	$1.20	Increase
Eventide Healthcare & Life Sciences Fund	Freenome Holdings, Inc. Series D, Freenome Holdings, Inc. Series F	Cash Value	Cash	$482M	Increase
Eventide Healthcare & Life Sciences Fund	Goldfinch Biopharma, Inc. Series A, Goldfinch Biopharma, Inc. Series B, Goldfinch Biopharma, Inc. Series B2	Residual Value	Net assets	$0	Increase
Eventide Healthcare & Life Sciences Fund	Kestra Medical Technologies Series D	Market Approach	Recent transaction price	$14.67	Increase
Eventide Healthcare & Life Sciences Fund	Kojin Therapeutics, Inc. Series A-1, Kojin Therapeutics, Inc. Series A-2	Residual Value	Net assets	$19M	Increase
Eventide Healthcare & Life Sciences Fund	Peloton Therapeutics, Inc. - CRV	Present Value	Discount rate, Probability of success, Milestone payments, Time horizon	10%, 0%-90%, $50M-$1.1B	Decrease, Increase, Increase, Decrease

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Impact to
Valuation from
		Valuation	Unobservable		an increase in
Fund	Description	Technique(s)	Input	Input	InputA
Eventide Healthcare & Life Sciences Fund	Evida BioSciences, Inc.	Market Approach	Recent transaction price	$0.69	Increase
Eventide Healthcare & Life Sciences Fund	Shoreline Biosciences Series B	Option Pricing Model/Back solve	Risk free rate, Time to expiration, Volatility, Market Equity Adjustment	1.01% - 4.30%, 4.19 years, 74.70% - 84.10%, -13.32%	Decrease, Increase, Increase, Increase

A	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

The total change in unrealized appreciation or depreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2024 was ($3,424,965) and $3,088,787 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the manager believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of December 31, 2024 as disclosed in the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2024 was as follows:

Eventide Exponential Technologies Fund

			Realized and
Derivatives Not			Unrealized Gain
Accounted for as			(Loss) on Asset
Hedging Instruments		Location of Gain (Loss) on Derivatives	Derivatives
under GAAP	Primary Risk Exposure	Recognized in Statements of Operations	Recognized in Income
Options Purchased	Equity Risk	Net realized gain from unaffiliated investments	$(143,936)
Options Purchased	Equity Risk	Net change in unrealized depreciation on unaffiliated investments	139,936
Total			$4,000

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

c) Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d) Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2024, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Funds’ tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2022, to June 30, 2024, or expected to be taken in the Funds’ June 30, 2025, year-end tax return.

e) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains, interest and dividend income. Each Fund may make distributions (after any reductions for capital loss carry forwards) annually except for the Eventide Balanced Fund and Eventide Limited-Term Bond Fund, which are monthly, and the Eventide Dividend Growth Fund and Eventide Core Bond Fund, which are quarterly.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available. Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

h) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

j) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Effective November 1, 2024 through January 30, 2025, the maximum deferred sales charge on Class A shares, applies only to purchase of $1 million or more made without an initial sale charge and applies to shares sold within 18 months of purchase UNLESS you purchased your Class A shares through Edward Jones. If you purchased Class A shares through Edward Jones, a maximum deferred sales charge on Class A shares applies to purchases of $250,000 or more and applies to shares sold within 18 months of purchase. Prior to November 1, 2024, the maximum deferred sales charge of 1.00% on Class A shares applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase. The maximum deferred sales charge of 1.00% on Class C shares applies to shares sold within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2024, there were the following redemption fees paid to the Funds and CDSC fees paid to the distributor:

		CDSC Fees
Fund	Redemption Fees	Class A	Class C
Eventide Balanced Fund	$—	$—	$239
Eventide Core Bond Fund	—	—	50
Eventide Dividend Growth Fund	—	—	100
Eventide Exponential Technologies Fund	—	—	33
Eventide Gilead Fund	—	—	737
Eventide Healthcare & Life Sciences Fund	—	—	256
Eventide Large Cap Focus Fund	—	—	36
Eventide Limited-Term Bond Fund	—	—	39

k) Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:

Eventide Balanced Fund

Purchases	Sales
$98,387,432	$106,071,942

Eventide Core Bond Fund

Purchases	Sales
$19,094,073	$10,578,094

Eventide Dividend Growth Fund

Purchases	Sales
$409,461,627	$271,137,713

Eventide Exponential Technologies Fund

Purchases	Sales
$76,204,934	$89,492,351

Eventide Gilead Fund

Purchases	Sales
$1,172,200,641	$1,818,006,814

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Eventide Healthcare & Life Sciences Fund

Purchases	Sales
$279,764,587	$433,613,839

Eventide Large Cap Focus Fund

Purchases	Sales
$88,656,882	$45,711,006

Eventide Limited-Term Bond Fund

Purchases	Sales
$21,523,752	$13,060,105

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Advisor and the Trust (the “Advisory Agreement”). Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Balanced Fund’s portfolio. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. The fees paid by the Funds to the Advisor are described in greater detail below. The Advisor pays expenses incurred by it in connection with acting as investment advisor to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended December 31, 2024, advisory fees of $1,180,931, $251,394, $3,621,059, $634,972, $15,770,683, $8,152,133, $508,183 and $236,285 were incurred by the Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively, before the waivers and reimbursements described below.

Each Fund is authorized to pay the Advisor an annual fee based on its average daily net assets. The advisory fee is paid monthly. The Advisor has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2025. This agreement may be terminated by the Board only on 60 days’ written notice to the Advisor and upon the termination of the Advisory Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The following table lists the contractual advisory fee and the expense limitation for each Fund.

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Balanced Fund	0.60%	Class N:	1.02%
		Class A:	1.07%
		Class C:	1.82%
		Class I:	0.82%

Eventide Core Bond Fund	0.34% *	Class N:	0.78%
		Class A:	0.83%
		Class C:	1.58%
		Class I:	0.58%

Eventide Dividend Growth Fund	0.73%	Class N:	1.15%
		Class A:	1.20%
		Class C:	1.95%
		Class I:	0.95%

Eventide Exponential Technologies Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Gilead Fund	1.00% of the first $2 billion;	Class N:	1.62%
	0.95% on the next $1 billion;	Class A:	1.67%
	0.90% on the next $1 billion;	Class C:	2.42%
	and 0.85% thereafter	Class I:	1.42%

Eventide Healthcare & Life Sciences Fund	1.10%	Class N:	1.63%
		Class A:	1.68%
		Class C:	2.43%
		Class I:	1.43%

Eventide Large Cap Focus Fund	0.73%	Class N:	1.14%
		Class A:	1.19%
		Class C:	1.94%
		Class I:	0.94%

Eventide Limited-Term Bond Fund	0.31%	Class N:	0.75%
		Class A:	0.80%
		Class C:	1.55%
		Class I:	0.55%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

For the six months ended December 31, 2024, the Advisor waived no advisory fees from Eventide Balanced Fund, Eventide Gilead Fund, Eventide Dividend Growth Fund and Eventide Healthcare & Life Sciences Fund and waived fees of $ 50,469, $68,402, $63,939 and $25,366 from the Eventide Core Bond Fund, Exponential Technologies Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively. As of December 31, 2024, the Advisor has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2025	2026	2027
Eventide Balanced Fund	$—	$276,044	$236,729
Eventide Core Bond Fund	201,020	164,775	131,361
Eventide Dividend Growth Fund	—	391,061	97,498
Eventide Exponential Technologies Fund	—	69,721	68,862
Eventide Large Cap Focus Fund	—	107,732	101,331
Eventide Limited-Term Bond Fund	165,476	243,710	202,441

The Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund do not have any expenses previously waived by the Advisor that are subject to recapture and did not waive any further expenses during the six months ended December 31, 2024. Eventide Balanced Fund recaptured $701 of expenses during the six months ended December 31, 2024.

Pursuant to the Management Services Agreement between the Trust and MFund Services, LLC (“MFund”), MFund provides the Funds with management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $ 500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration fees/Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and ..0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

There are no amounts due to MFund for chief compliance officer services as of December 31, 2024, and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund and the investment advisers to other series of the Trust and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, the Chairman of the Trust’s Audit Committee and the Chairman of the Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant” ), an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust’s officers are not paid any fees directly by the Trust for serving in such capacity except for the chief compliance officer.

The Trust has adopted a Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended December 31, 2024, the Distributor received $ 20,828, $490, $31,475, $1,784, $ 42,783, $8,828, $ 3,501 and $782 in underwriter commissions from the sale of Class A and Class C shares of the Eventide Balanced Fund, Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The following table represents aggregate cost for federal tax purposes, for the Funds as of December 31, 2024 and differs from market value by net unrealized appreciation/depreciation which consisted of:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	purposes	Appreciation	Depreciation	App/Dep
Eventide Balanced Fund	$338,146,156	$48,041,901	$(13,150,875)	$34,891,026
Eventide Core Bond Fund	152,544,336	403,263	(5,846,969)	(5,443,706)
Eventide Dividend Growth Fund	866,523,737	191,557,758	(21,118,174)	170,439,584
Eventide Exponential Technologies Fund	88,566,772	23,162,470	(3,567,024)	19,595,446
Eventide Gilead Fund	2,080,530,123	935,088,515	(143,204,115)	791,884,400
Eventide Healthcare & Life Sciences Fund	1,190,504,277	275,870,737	(233,868,505)	42,002,232
Eventide Large Cap Focus Fund	138,588,864	13,101,881	(4,575,816)	8,526,065
Eventide Limited-Term Bond Fund	152,825,971	538,207	(2,288,742)	(1,750,535)

The tax character of fund distributions for the years ended June 30, 2024, and June 30, 2023, was as follows:

For the year ended June 30, 2024:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$5,888,612	$—	$—	$5,888,612
Eventide Core Bond Fund	3,769,367	—	—	3,769,367
Eventide Dividend Growth Fund	3,699,013	—	—	3,699,013
Eventide Limited-Term Bond Fund	4,104,125	—	—	4,104,125

For the year ended June 30, 2023:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Balanced Fund	$4,832,162	$3,689,551	$1,039,779	$9,561,492
Eventide Core Bond Fund	1,536,982	—	—	1,536,982
Eventide Dividend Growth Fund	3,346,718	3,513,286	1,113,976	7,973,980
Eventide Gilead Fund	—	172,246,986	—	172,246,986
Eventide Large Cap Focus Fund	4,107	—	5,791	9,898
Eventide Limited-Term Bond Fund	2,675,469	—	42,422	2,717,891

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

As of June 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Eventide Balanced Fund	$—	$—	$—	$(10,658,695)	$—	$42,023,899	$31,365,204
Eventide Core Bond Fund	134,336	—	(1,684,290)	(12,068,354)	—	(5,777,775)	(19,396,083)
Eventide Dividend Growth Fund	—	—	—	(29,963,628)	—	174,762,055	144,798,427
Eventide Exponential Technologies Fund	—	—	(4,059,785)	(54,162,724)	—	25,669,663	(32,552,846)
Eventide Gilead Fund	—	—	(26,704,302)	(37,418,371)	—	1,178,997,554	1,114,874,881
Eventide Healthcare & Life Sciences Fund	—	—	(6,684,024)	(27,962,098)	—	52,667,539	18,021,417
Eventide Large Cap Focus Fund	1,254,858	2,379,611	—	—	—	7,231,030	10,865,499
Eventide Limited-Term Bond Fund	42,977	—	(739,165)	(7,823,197)	—	(2,813,847)	(11,333,232)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for C-Corporation return of capital.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Exponential Technologies Fund	$765,745
Eventide Gilead Fund	13,609,786
Eventide Healthcare & Life Sciences Fund	6,684,024

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Eventide Core Bond Fund	$1,684,290
Eventide Exponential Technologies Fund	3,294,040
Eventide Gilead Fund	13,094,516
Eventide Limited-Term Bond Fund	739,165

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized prior year capital loss carry forwards, as follows:

	Non-Expiring
				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Eventide Balanced Fund	$6,503,285	$4,155,410	$10,658,695	$—
Eventide Core Bond Fund	4,065,397	8,002,957	12,068,354	—
Eventide Dividend Growth Fund	23,505,416	6,458,212	29,963,628	—
Eventide Exponential Technologies Fund	34,530,996	19,631,728	54,162,724	—
Eventide Gilead Fund	37,418,371	—	37,418,371	—
Eventide Healthcare & Life Sciences Fund	27,962,098	—	27,962,098	26,883,914
Eventide Large Cap Focus Fund	—	—	—	8,133
Eventide Limited-Term Bond Fund	1,876,557	5,946,640	7,823,197	—

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

During the fiscal year ended June 30, 2024, the Eventide Large Cap Focus Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024, as follows:

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Eventide Balanced Fund	$(132,077)	$132,077
Eventide Dividend Growth Fund	(5,622)	5,622
Eventide Exponential Technologies Fund	(1,216,276)	1,216,276
Eventide Gilead Fund	(25,143,436)	25,143,436
Eventide Healthcare & Life Sciences Fund	(17,141,800)	17,141,800
Eventide Large Cap Focus Fund	354,593	(354,593)

(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2024 are noted in the Funds’ Schedule of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund
							Net Increase/
		Share Balance				Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	at June 30,			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2024	2024	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2024	2024
Beta Bionics, Inc. Series B	$14,072,281	1,881,321	$—	$—	$—	$—	$(1,279,298)	$—	$12,792,983	1,881,321

Beta Bionics, Inc. Series B2	5,064,257	665,474	—	—	—	—	(525,724)	—	4,538,533	665,474

Beta Bionics, Inc. Series C	7,133,985	964,052	—	—	—	—	(588,072)	—	6,545,913	964,052

Beta Bionics, Inc. Series D	6,621,431	714,286	—	—	—	—	(1,578,572)	—	5,042,859	714,286

Beta Bionics, Inc. Series E	—	—	3,387,258	—	—	—	1,106	—	3,388,364	484,052

Beta Bionics, Inc. Series C Warrants	1,783,496	241,013	—	—	—	—	(147,018)	—	1,636,478	241,013

Beta Bionics, Inc. Series D Warrants	3,350,000	500,000	—	—	—	—	(45,000)	—	3,305,000	500,000

Xometry, Inc.	64,367,190	5,568,096	—	(59,621,555)	—	—	139,681,873	(15,864,900)	128,562,608	3,013,657
Total	$102,392,640	10,534,242	$3,387,258	$(59,621,555)	$—	$—	$135,519,295	$(15,864,900)	$165,812,738	8,463,855

Investments no longer affiliated as of December 31, 2024
							Net Increase/
		Share Balance				Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	at June 30,			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2024	2024	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2024	2024
Mirum Pharmaceuticals, Inc. PIPE	$7,814,877	228,572	$—	$—	$(6,000,015)	$—	$(1,814,862)	$—	$—	—

Zentalis Pharmaceuticals, Inc.	14,659,824	3,584,309	—	(5,781,693)	—	—	31,044,805	(34,952,315)	4,970,621	1,640,469
Total	$22,474,701	3,812,881	$—	$(5,781,693)	$(6,000,015)	$—	$29,229,943	$(34,952,315)	$4,970,621	1,640,469

	$124,867,341	14,347,123	$3,387,258	$(65,403,248)	$(6,000,015)	$—	$164,749,238	$(50,817,215)	$170,783,359	10,104,324

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Eventide Healthcare & Life Sciences Fund
							Net Increase/
		Share Balance				Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	at June 30,			Corporate	Credited	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2024	2024	Purchases	Sales Proceeds	Actions	to Income	(Depreciation)	(Losses)	2024	2024
Aura Biosciences, Inc.	$43,868,276	5,802,682	$—	$(17,499,564)	$—	$—	$10,589,395	$(3,415,534)	$33,542,573	4,080,605

Beta Bionics, Inc. Series B	7,036,136	940,660	—	—	—	—	(639,648)	—	6,396,488	940,660

Beta Bionics, Inc. Series B2	6,159,230	809,360	—	—	—	—	(639,395)	—	5,519,835	809,360

Beta Bionics, Inc. Series C	3,566,992	482,026	—	—	—	—	(294,036)	—	3,272,956	482,026

Beta Bionics, Inc. Series D	4,414,281	476,190	—	—	—	—	(1,052,380)	—	3,361,901	476,190

Beta Bionics, Inc. Series E	—	—	2,258,170	—	—	—	737	—	2,258,907	545,331

Beta Bionics, Inc. Series C Warrant	891,700	120,500	—	—	—	—	(73,505)	—	818,195	120,500

Beta Bionics, Inc. Series D Warrants	2,233,331	333,333	—	—	—	—	(30,000)	—	2,203,331	333,333

Casma Therapeutics, Inc. Series B1	1,046,500	5,000,000	—	—	—	—	(523,250)	—	523,250	5,000,000

Casma Therapeutics, Inc. Series B2	1,046,500	5,000,000	—	—	—	—	(523,250)	—	523,250	5,000,000

Casma Therapeutics, Inc. Series C1	381,013	1,820,413	—	—	—	—	(190,507)	—	190,506	1,820,413

Casma Therapeutics, Inc. Series C2	414,389	1,979,882	230,000	—	—	—	(384,869)	—	259,520	2,479,882

Evida BioSciences, Inc.	702,261	1,017,770	—	—	—	—	—	—	702,261	1,017,770

Goldfinch Biopharma, Inc. Series A	—	5,000,000	—	—	—	—	—	—	—	5,000,000

Goldfinch Biopharma, Inc. Series B	—	8,474,576	—	—	—	—	—	—	—	8,474,576

Goldfinch Biopharma, Inc. Series B2	—	4,237,288	—	—	—	—	—	—	—	4,237,288
TOTAL	$71,760,609	41,494,680	$2,488,170	$(17,499,564)	$—	$—	$6,239,292	$(3,415,534)	$59,572,973	40,817,934

Investments no longer affiliated as of December 31, 2024
							Net Increase/
		Share Balance				Dividends	Decrease in		Market Value at	Share Balance at
	Market Value at	at June 30,			Corporate	Credited	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2024	2024	Purchases	Sales Proceeds	Actions	to Income	(Depreciation)	(Losses)	2024	2024
Inozyme Pharma, Inc.	$17,555,541	3,936,220	$873,253	$(5,596,244)	$—	$—	$(3,090,101)	$(3,593,049)	$6,149,400	2,220,000

Korro Bio, Inc.	12,501,688	369,108	—	$—	$(20,078,868)	$—	$7,577,180	—	—	—

Lexeo Therapeutics, Inc.	20,657,050	1,287,846	—	$—	$(19,999,995)	$—	$(657,055)	$—	—	—

Lexeo Therapeutics, Inc. [1]	33,384,068	2,081,301	—	$(28,759,503)	$19,999,995	$—	$(17,097,912)	$598,560	8,125,208	1,234,834

Mirum Pharmaceuticals, Inc. PIPE	5,209,906	152,381	—	—	(4,000,001)	—	(1,209,905)	—	—	—

Zentalis Pharmaceuticals, Inc.	20,239,754	4,948,595	—	(6,532,802)	—	—	35,491,684	(40,638,522)	8,560,114	2,825,120
Total	$109,548,007	12,775,451	$873,253	$(40,888,549)	$(24,078,869)	$—	$21,013,891	$(43,633,011)	$22,834,722	6,279,954

	$181,308,616	$54,270,131	$3,361,423	$(58,388,113)	$(24,078,869)	$—	$27,253,183	$(47,048,545)	$82,407,695	$47,097,888

1.	Conversion.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2024, the Eventide Balanced Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund were invested in the following restricted securities:

Eventide Balanced Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 3.7250%, 2/24/25	2/25/2022	3,800,000	$3,800,000	$3,785,959	1.0%

Eventide Core Bond Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Hope Global Intl., 4.6000%, 10/10/28	11/15/2024	750,000	$750,000	$714,920	0.5%

Eventide Dividend Growth Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	3,250,000	$3,250,000	$3,236,071	0.3%

Eventide Exponential Technologies Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	750,000	$750,000	$746,786	0.7%

Eventide Gilead Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Beta Bionics, Inc. Series B	8/31/2018	1,881,321	$20,000,022	$12,792,983	0.4%
Beta Bionics, Inc. Series B2	6/27/2019	665,474	7,399,998	4,538,533	0.2%
Beta Bionics, Inc. Series C	2/16/2022	964,052	9,999,867	6,545,913	0.2%
Beta Bionics, Inc. Series D	8/29/2023	714,286	6,000,002	5,042,859	0.2%
Beta Bionics, Inc. Series E	11/8/2024	484,052	3,387,258	3,388,364	0.1%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Eventide Gilead Fund (Continued)

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Beta Bionics, Inc. Series C Warrant	2/16/2022	241,013	—	1,636,478	0.1%
Beta Bionics, Inc. Series D Warrant	8/29/2023	500,000	—	3,305,000	0.1%
Hope Global International, 4.0000%, 01/07/28	12/28/2023	2,000,000	2,000,000	1,900,666	0.1%
Peloton Therapeutics, Inc. - CVR	2/14/2019	3,982,940	—	4,102,799	0.1%
Vision Fund International, 3.1500%, 12/15/25	12/16/2021	5,000,000	5,000,000	4,877,610	0.1%
Vision Fund International, 3.2230%, 12/15/26	12/16/2021	5,000,000	5,000,000	4,771,630	0.1%
Vision Fund International, 4.7400%, 05/16/25	5/18/2022	5,000,000	5,000,000	4,978,950	0.2%
Vision Fund International, 5.9030%, 09/19/25	9/21/2022	5,000,000	5,000,000	5,000,000	0.2%
Vision Fund International, 5.2600%, 11/30/25	12/1/2023	9,000,000	9,000,000	8,961,426	0.3%

Eventide Healthcare & Life Sciences Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Avalyn Pharma Inc. Series C1	9/25/2023	20,482,289	$15,000,000	$15,000,000	1.2%
Beta Bionics, Inc. Series B	8/31/2018	940,660	10,000,006	6,396,488	0.5%
Beta Bionics, Inc. Series B2	6/27/2019	809,360	8,999,994	5,519,835	0.4%
Beta Bionics, Inc. Series C	2/16/2022	482,026	4,999,933	3,272,956	0.3%
Beta Bionics, Inc. Series D	8/29/2023	476,190	3,999,996	3,361,901	0.3%
Beta Bionics, Inc. Series E	11/8/2024	545,331	2,258,170	2,258,907	0.2%
Beta Bionics, Inc. Series C Warrant	2/16/2022	120,500	—	818,195	0.1%
Beta Bionics, Inc. Series D Warrant	8/29/2023	333,333	—	2,203,331	0.2%
BioSplice Therapeutics, Inc. Series B-1	3/5/2021	295,276	15,000,021	—	0.0%
BioSplice Therapeutics, Inc. Series C PIK, 1.5000%, 03/12/25	5/2/2023	3,500,000	3,500,000	394,520	0.0%
Biosplice Therapeutics, Inc. Series C Warrant	5/2/2023	105,933	—	—	0.0%
Casma Therapeutics, Inc. Series B1	8/26/2020	5,000,000	3,750,000	523,250	0.0%
Casma Therapeutics, Inc. Series B2	6/7/2021	5,000,000	3,750,000	523,250	0.0%
Casma Therapeutics, Inc. Series C1	7/6/2022	1,820,413	837,390	190,506	0.0%
Casma Therapeutics, Inc. Series C2	1/31/2023	2,479,882	1,140,746	259,520	0.0%
Evida BioSciences, Inc.	12/31/2020	1,017,770	702,262	702,261	0.1%
Flare Therapeutics, Inc. Series A	4/22/2021	1,097,561	1,097,561	1,320,366	0.1%
Flare Therapeutics, Inc. Series A2	5/31/2022	902,439	902,439	1,085,634	0.1%
Flare Therapeutics, Inc. Series B	2/1/2023	1,952,962	2,349,999	2,349,413	0.2%
Freenome Holdings, Inc. Series D	11/22/2021	930,436	6,999,994	1,526,101	0.1%
Freenome Holdings, Inc. Series F	1/26/2024	133,941	990,984	219,690	0.0%
Goldfinch Biopharma, Inc. Series A	3/15/2019	5,000,000	5,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B	6/29/2020	8,474,576	10,000,000	—	0.0%
Goldfinch Biopharma, Inc. Series B2	3/21/2022	4,237,288	5,000,000	—	0.0%

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Eventide Healthcare & Life Sciences Fund (Continued)

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Kestra Medical Technologies Series D	7/15/2024	545,331	$8,000,000	$8,000,000	0.6%
Kojin Therapeutics, Inc. Series A-1	6/2/2021	763,319	1,499,998	467,228	0.0%
Kojin Therapeutics, Inc. Series A-2	1/28/2022	763,319	1,499,998	467,228	0.0%
Peloton Therapeutics, Inc. - CVR	2/14/2019	1,528,871	—	1,574,879	0.1%
Shoreline Biosciences Series B	10/28/2021	1,489,958	15,000,003	14,005,605	1.1%

Eventide Limited-Term Bond Fund

	Initial
	Acquisition
Security	Date	Shares	Cost	Value	% of Net Assets
Hope Global Intl., 4.6000%, 10/10/28	11/15/2024	750,000	$750,000	$714,920	0.5%

(7)	SECTOR EXPOSURE RISK

The Eventide Exponential Technologies Fund invests primarily in equity and equity-related securities of companies that the Adviser believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology, e-commerce discretionary, internet media and services, healthcare technology, healthcare devices, or transaction and payment processing services industries. Because of its focus on technology companies, the Eventide Exponential Technologies Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Exponential Technologies Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

(9)	MARKET RISK

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

(10)	LINE OF CREDIT

Effective January 24, 2024, the Eventide Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank” ) under an agreement (the “Uncommitted Line”), that is set to expire on January 22, 2025. Borrowings under the Uncommitted Line bear an interest at Prime Rate minus 0% per month. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2024, none of the Eventide Funds accessed the line of credit.

(11)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Charles Schwab & Co, Inc. Special Custody Account for the Exclusive Benefit of Customers held 37.51%, 25.02%, 40.29%, 27.22% and 28.94% of the Eventide Core Bond Fund, Eventide Dividend Growth Fund, Eventide Exponential Technologies Fund, Eventide Large Cap Focus Fund and Eventide Limited-Term Bond Fund, respectively. As of December 31, 2024, National Financial Services LLC held 41.41% and 25.72% of the Eventide Core Bond Fund and Eventide Large Cap Focus Fund, respectively. As of December 31, 2024, American Enterprise Investment Services held 34.83% of the Eventide Limited-Term Bond Fund.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Eventide Funds
Additional Information (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Approval of the Sub-Advisory Agreement between Eventide Asset Management, LLC and Boyd Watterson Asset Management LLC with respect to Eventide Balanced Fund, Eventide Limited-Term Bond Fund and Eventide Core Bond Fund

In connection with a meeting held on August 19 and 26, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the sub-advisory agreements (the “BW Agreement”) between Eventide Asset Management, LLC (“Eventide”) and Boyd Watterson Asset Management LLC (“Boyd Watterson”) with respect to Eventide Balanced Fund (“Balanced”), Eventide Limited-Term Bond Fund (“Eventide LTB”) and Eventide Core Bond Fund (“Eventide CB”) (collectively, the “Eventide Sub-Advised Funds”).

The Board examined Boyd Watterson’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Balanced, Eventide LTB and Eventide CB, comparative fee and expense information, and profitability from sub-advising Balanced, Eventide LTB and Eventide CB. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Boyd Agreements and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the BW Agreement.

Nature, Extent and Quality of Services. The Board discussed the personnel servicing the Eventide Sub-Advised Funds and agreed that the key personnel at Boyd Watterson had extensive experience in developing and operating fixed income strategies. The Board discussed that Eventide had reviewed the anticipated impact of the proposed change of control of Boyd Watterson and believed that Boyd Watterson would continue to provide quality sub-advisory services to the Eventide Sub-Advised Funds. The Board recognized that Boyd Watterson utilized a bottom-up security selection process and used a proprietary system to ensure compliance with investment restrictions. The Board noted that Boyd Watterson reported no material compliance issues or material litigation. The Board agreed that Boyd Watterson could be expected to continue providing quality services to the Eventide Sub-Advised Funds.

Performance. The Board reviewed the performance of Boyd Watterson in managing all or a portion of each Eventide Sub-Advised Fund relative to its benchmarks.

Balanced: The Board discussed that Boyd Watterson managed a portion of the Fund’s portfolio, based on the Adviser’s allocation decisions, and that this sleeve of Eventide Balanced outperformed the benchmark index for the 1 -year, 5-year, and since inception periods but underperformed for the 3-year period. The Board noted that the since inception returns remained strong on a relative basis despite lower returns for the 3-year period.

Eventide LTB: The Board observed that Boyd Watterson managed the entire Eventide LTB portfolio and outperformed the benchmark index for the 1-year, 3-year and since inception periods.

Eventide CB: The Board discussed that Boyd Watterson managed the entire Eventide CB portfolio and has trailed the benchmark index for the 3 -year period and since inception period but outperformed the benchmark index for the 1-year period. The Board considered the average duration of the portfolio and the impact on returns compared to the aggregate bond index.

After discussion, the Board concluded that the performance of each Eventide Sub-Advised Fund (or in the case of Balanced, the portion managed by the Boyd Watterson) was acceptable.

Fees and Expenses. The Board discussed the tiered structure of the sub-advisory fee for each of the Eventide Sub-Advised Funds. The Board noted that, for each Fund, Boyd Watterson received 0.15% sub-advisory fee for assets of $100 million and under, 0.07% sub -advisory fee for assets over $100 million and a sub-advisory fee of 0.06% for assets above $500 million based on the aggregate assets of the Boyd Watterson Funds. The Board reviewed the allocation of fees between Eventide and Boyd Watterson, given their respective duties and other factors and considering the fee breakpoints. The Board noted that Boyd Watterson

Eventide Funds
Additional Information (Unaudited) (Continued)
December 31, 2024

reported it managed no other accounts with comparable strategies. The Board determined that the sub-advisory fees for the Eventide Sub- Advised Funds and the allocation between Eventide and Boyd Watterson were not unreasonable.

Profitability. The Board observed that Boyd Watterson expected to earn a modest profit from sub-advising the Eventide Sub-Advised Funds for each of the next two years. The Board concluded excessive profitability was not a concern at this time.

Economies of Scale. The Board discussed whether the Eventide Sub- Advised Funds would reach the size that Boyd Watterson would benefit from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement, and that the current and reasonably foreseeable asset levels would not result in significant economies for Boyd Watterson.

Conclusion. Having requested and received such information from Boyd Watterson as the Board believed to be reasonably necessary to evaluate the terms of the BW Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the BW Agreement was in the best interests of each of the Eventide Sub-Advised Funds and their respective shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b)      Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover

Michael Schoonover
Principal Executive Officer
Date: 3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover

Michael Schoonover
Principal Executive Officer
Date: 3/5/2025

By	/s/ Erik Naviloff

Erik Naviloff
Principal Financial Officer
Date: 3/5/2025